VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
July 31, 2023 (unaudited)

Par
(000's) Value
MUNICIPAL BONDS: 98.1%
Alabama : 2.0%
Alabama Special Care Facilities
Financing Authority,
Methodist Home for Aging
(RB)
5.25%, 06/01/25 $ 215 $ 211,824
5.75%, 06/01/26 (c) 1,400 1,316,309
5.75%, 06/01/26 (c) 2,000 1,696,547
6.00%, 06/01/26 (c) 5,900 5,075,760
Alabama State Port Authority
Docks Facilities, Series A (RB)
(AGM)
5.00%, 10/01/27 (c) 1,000 1,042,707
5.00%, 10/01/27 (c) 1,675 1,753,828
Black Belt Energy Gas District,
Series A (RB)
5.25%, 10/01/30 (c) (p) 5,000 5,274,006
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB)
6.38%, 11/01/30 (p) 1,180 1,303,153
Hoover Industrial Development
Board, United States Steel
Corp. Project (RB) (SD CRED
PROG)
5.75%, 10/01/29 (c) 8,540 8,592,002
Jefferson County, Sewer
Revenue, Series D (RB)
6.00%, 10/01/23 (c) 10,000 10,526,788
6.50%, 10/01/23 (c) 9,000 9,477,220
Jefferson County, Sewer
Revenue, Series E (RB)
0.00%, 10/01/23 (c) ^ 60 24,586
0.00%, 10/01/23 (c) ^ 100 48,249
Montgomery Alabama Medical
Clinic Board of Health Care
Facility, Jackson Hospital and
Clinic (RB)
5.00%, 03/01/26 (c) 1,350 1,308,829
Sumter County, Alabama
Industrial Development
Authority Exempt Facilities,
Enviva, Inc. Project (RB)
6.00%, 07/15/32 (c) (p) 13,500 9,149,448
Tuscaloosa County Industrial
Development Authority, Hunt
Refining Project, Series A (RB)
4.50%, 05/01/29 (c) 2,914 2,722,959
59,524,215
Alaska : 0.1%
Northern Tobacco
Securitization Corp., Series
A (RB)
4.00%, 06/01/31 (c) 1,500 1,328,212
Northern Tobacco
Securitization Corp., Series
B-2 (RB)
0.00%, 06/01/31 (c) ^ 3,000 382,034
1,710,246
Par
(000’s) Value
American Samoa : 0.2%
American Samoa Economic
Development Authority,
Series A (RB)
5.00%, 09/01/31 (c) $ 4,250 $ 4,194,387
6.50%, 09/01/28 250 264,951
6.62%, 09/01/25 (c) 1,000 1,046,611
5,505,949
Arizona : 2.7%
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence Projects, Series
A (RB)
4.50%, 07/01/29 (c) 1,000 904,181
Arizona Industrial Development
Authority Education
Facility, Leman Academy of
Excellence, East and Central
Tucson Projects, Series A (RB)
4.00%, 07/01/24 (c) 500 469,527
Arizona Industrial Development
Authority, Academies of Math
and Science Projects (RB)
5.00%, 07/01/29 (c) 1,000 970,062
Arizona Industrial Development
Authority, Academies of Math
and Science, Series B (RB)
5.00%, 01/01/27 (c) 200 202,178
Arizona Industrial Development
Authority, American Charter
School Foundation Project
(RB)
6.00%, 07/01/27 (c) 1,270 1,300,983
6.00%, 07/01/27 (c) 2,940 2,972,429
Arizona Industrial Development
Authority, Arizona
Agribusiness and Equine
Center, Inc. Project, Series
B (RB)
5.00%, 09/01/27 (c) 1,545 1,477,395
Arizona Industrial Development
Authority, Basis School
Project, Series A (RB)
5.12%, 07/01/26 (c) 250 248,392
5.25%, 07/01/26 (c) 500 472,040
Arizona Industrial Development
Authority, Basis School
Project, Series D (RB)
5.00%, 07/01/27 (c) 515 460,947
5.00%, 07/01/27 (c) 270 246,132
Arizona Industrial Development
Authority, Basis School
Project, Series G (RB) (AGM)
5.00%, 07/01/27 (c) 500 455,800
Arizona Industrial Development
Authority, Benjamin Franklin
Charter School Projects,
Series A (RB)
5.25%, 07/01/28 (c) 1,000 934,339

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Arizona (continued)
Arizona Industrial Development
Authority, Education Facility,
Series A (RB)
5.25%, 07/31/23 (c) $ 2,650 $ 2,629,227
5.50%, 07/31/23 (c) 2,100 1,984,009
Arizona Industrial Development
Authority, Kaizen Education
Project (RB)
5.70%, 07/01/26 (c) 1,000 1,006,865
Arizona Industrial Development
Authority, Legacy Cares, Inc.
Project, Series A (RB) (AGM)
6.62%, 07/01/27 (d) * 1,000 300,000
Arizona Industrial Development
Authority, Legacy Cares, Inc.
Project, Series C (RB) (AGM)
6.75%, 07/01/27 (c) (d) * 2,000 600,000
Arizona Industrial Development
Authority, Pinecrest Academy
of Northern Nevada Project,
Series A (RB)
4.50%, 07/15/25 (c) 500 484,751
Arizona Industrial Development
Authority, Point 320 LLC,
Series A (RB)
3.62%, 05/20/33 6,531 5,983,917
Arizona Industrial Development
Authority, Somerset Academy
of Las Vegas, Series A (RB)
4.00%, 12/15/29 (c) 1,400 1,023,495
City of Phoenix Civic
Improvement Corp., Series
B (RB) (BAM-TCRS ST AID
WITHHLDG)
5.00%, 07/01/29 (c) 6,990 7,246,628
Glendale Industrial
Development Authority,
Beatitudes Campus Project
(RB)
4.00%, 11/15/24 (c) 250 235,563
5.00%, 11/15/24 (c) 1,000 858,520
Glendale Industrial
Development Authority,
Royal Oaks Inspirata Pointe
Project, Series A (RB)
5.00%, 05/15/26 (c) 1,340 1,143,627
Industrial Development
Authority of the City of
Phoenix, Basis Schools, Inc.
Project, Series A (RB)
4.00%, 07/01/25 200 196,421
5.00%, 07/01/25 (c) 900 901,098
5.00%, 07/01/25 (c) 500 461,189
5.00%, 07/01/25 (c) 1,000 916,999
Industrial Development
Authority of the City of
Phoenix, Downtown Student
Housing, Series A (RB)
5.00%, 07/01/28 (c) 750 757,446
Par
(000’s) Value
Arizona (continued)
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project (RB)
5.00%, 07/01/25 (c) $ 2,320 $ 2,150,934
Industrial Development
Authority of the City of
Phoenix, Legacy Traditional
School Project, Series A (RB)
5.00%, 07/01/26 (c) 750 738,755
Maricopa County Arizona
Industrial Development
Authority, Commercial Metals
Company Project (RB)
4.00%, 01/01/26 (c) 5,830 5,026,001
Maricopa County Arizona
Industrial Development
Authority, Valley Christian
Schools Project, Series A (RB)
6.38%, 07/01/30 (c) 1,000 1,004,359
Maricopa County Industrial
Development Authority,
Benjamin Franklin Charter
School Projects, Series A (RB)
6.00%, 07/01/28 (c) 1,000 1,017,348
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series A (RB) (SD
CRED PROG)
5.00%, 07/01/29 (c) 1,400 1,418,495
5.00%, 07/01/29 (c) 1,300 1,322,103
Maricopa County Industrial
Development Authority,
Legacy Traditional Schools
Projects, Series B (RB)
5.00%, 07/01/29 (c) 1,990 1,807,993
5.00%, 07/01/29 (c) 500 476,749
5.00%, 07/01/29 (c) 500 444,092
Maricopa County Industrial
Development Authority,
Paradise School Project (RB)
5.00%, 07/01/26 (c) 1,750 1,636,496
Peoria Industrial Development
Authority, Sierra Winds Life
Care Community Project,
Series A (RB)
5.00%, 11/15/24 (d) * 255 232,387
Phoenix Arizona Industrial
Development Authority,
Falcon Properties LLC,
Project, Series A (RB)
4.15%, 12/01/31 (c) 5,000 3,764,896
Phoenix Arizona Industrial
Development Authority,
Guam Facilities Foundation,
Inc. Project (RB)
5.12%, 02/01/24 (c) 1,000 1,000,039

Par
(000’s) Value
Arizona (continued)
Phoenix Arizona Industrial
Development Authority,
Provident Group - Falcon
Properties LLC, Project, Series
A (RB)
4.00%, 12/01/31 (c) $ 1,000 $ 769,087
Pima County Industrial
Development Authority,
American Leadership
Academy Project (RB)
5.62%, 06/15/25 (c) 1,250 1,249,126
Pima County Industrial
Development Authority,
Edkey Charter Schools
Project (RB)
5.25%, 07/01/26 (c) 250 247,672
5.38%, 07/01/26 (c) 250 235,333
5.50%, 07/01/26 (c) 250 235,024
Pima County, Industrial
Development Authority,
Edkey Charter School Project
(RB)
5.00%, 07/01/26 (c) 1,000 1,003,071
Sacramento County,
Community Facilities District
No. 2005-2 (RB)
5.00%, 12/01/32 2,000 2,120,836
Salt Verde Financial Corp. (RB)
5.00%, 12/01/37 9,605 10,049,540
5.25%, 12/01/24 305 307,909
5.25%, 12/01/25 265 269,878
5.25%, 12/01/27 215 222,899
5.25%, 12/01/28 245 256,437
Tempe Industrial Development
Authority, Friendship Village
of Tempe (RB)
5.00%, 12/01/26 (c) 355 288,915
Tempe Industrial Development
Authority, Mirabella at ASU
Project, Series A (RB)
6.00%, 10/01/27 (c) 1,200 852,361
6.12%, 10/01/27 (c) 600 365,726
78,358,621
Arkansas : 1.2%
Arkansas Development Finance
Authority, Big River Steel
Project (RB)
4.50%, 09/01/26 (c) 25,570 23,301,023
4.75%, 09/01/27 (c) 5,000 4,735,135
Arkansas Development Finance
Authority, Environmental
Improvement, United States
Steel Corporation Project (RB)
5.45%, 09/01/25 (c) 3,000 2,999,851
5.70%, 05/01/26 (c) 3,205 3,252,719
34,288,728
Par
(000’s) Value
California : 12.3%
Alameda Corridor
Transportation Authority,
Second Subordinate Lien,
Series B (RB)
5.00%, 10/01/26 (c) $ 3,000 $ 3,096,449
5.00%, 10/01/26 (c) 5,000 5,103,145
5.00%, 10/01/26 (c) 1,650 1,697,401
5.00%, 10/01/26 (c) 2,230 2,286,087
Anaheim Community Facilities
District No. 08-1 (ST)
4.00%, 09/01/23 (c) 160 156,473
4.00%, 09/01/23 (c) 420 374,512
4.00%, 09/01/23 (c) 615 564,901
Anaheim Public Financing
Authority, Anaheim Public
Improvement Project, Series
A (RB) (BAM)
5.00%, 09/01/27 (c) 2,000 2,111,484
Antelope Valley Healthcare
District, Series A (RB)
5.25%, 03/01/26 (c) 1,480 1,513,182
California Community Choice
Financing Authority, Clean
Energy Project, Series A-1
(RB)
5.00%, 08/01/29 (c) (p) 1,000 1,043,947
California Community Choice
Financing Authority, Clean
Energy, Series D (RB)
5.50%, 11/01/28 (c) (p) 10,000 10,553,685
California Community Choice,
Financing Authority Clean
Energy Project, Series B-1
(RB)
4.00%, 08/01/31 (c) (p) 1,500 1,492,139
California Community Choice,
Financing Authority Clean
Energy Project, Series C (RB)
5.25%, 10/01/31 (c) (p) 7,270 7,597,934
California Community College
Financing Authority, Orange
Coast College Project (RB)
5.25%, 05/01/28 (c) 1,695 1,710,437
California Community Housing
Agency Senior Essential
Housing, Series A-1 (RB)
(AGM)
3.00%, 08/01/32 (c) 3,000 1,848,259
California Community Housing
Agency, Essential Housing,
Arbors, Series A (RB)
5.00%, 08/01/30 (c) 3,100 2,862,457
California Community Housing
Agency, Essential Housing,
Creekwood, Series A (RB)
4.00%, 08/01/31 (c) 5,000 3,201,272

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-1 (RB)
4.00%, 08/01/31 (c) $ 8,150 $ 6,723,135
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB)
3.00%, 08/01/31 (c) 4,000 2,651,380
California Community Housing
Agency, Essential Housing,
Glendale Properties, Series
A-2 (RB) (AGM)
4.00%, 08/01/32 (c) 3,000 1,933,175
California Community Housing
Agency, Essential Housing,
Mira Vista Hills Apartments,
Series A (RB)
4.00%, 08/01/31 (c) 2,000 1,400,553
California Community Housing
Agency, Essential Housing,
Serenity at Larkspur, Series
A (RB)
5.00%, 02/01/30 (c) 3,000 2,454,267
California Community Housing
Agency, Essential Housing,
Summit at Sausalito
Apartments, Series A-2 (RB)
4.00%, 08/01/32 (c) 2,000 1,502,586
California Community Housing
Agency, Series A-1 (RB)
4.00%, 08/01/31 (c) 4,500 3,712,161
California Community
Housing Agency, Stoneridge
Apartments, Series A (RB)
4.00%, 02/01/31 (c) 6,000 4,498,598
California County Tobacco
Securitization Agency,
Alameda County Tobacco
Asset Securitization Corp.
(RB)
5.88%, 07/31/23 (c) 5 5,083
California County Tobacco
Securitization Agency, Golden
Gate Tobacco, Series A (RB)
5.00%, 07/17/23 (c) 15 14,611
California County Tobacco
Securitization Agency, Series
A (RB)
4.00%, 06/01/30 (c) 1,170 1,085,344
California Health Facilities
Financing Authority,
Children's Hospital, Series A
(RB)
4.00%, 08/15/27 (c) 250 226,068
4.20%, 08/15/27 (c) 500 471,223
5.00%, 08/15/27 (c) 990 1,002,997
5.00%, 08/15/27 (c) 460 471,047
Par
(000’s) Value
California (continued)
California Health Facilities
Financing Authority, Sutter
Health, Series A (RB)
5.00%, 11/15/27 (c) $ 590 $ 610,930
California Housing Finance
Agency, Series A (RB)
3.50%, 11/20/35 965 904,616
4.00%, 03/20/33 3,769 3,694,569
California Infrastructure &
Economic Development
Bank, California Science
Center Phase III Project,
Series A (RB)
4.00%, 11/01/31 (c) 2,300 2,165,643
California Infrastructure &
Economic Development Bank,
California State Teachers
Retirement System (RB)
5.00%, 08/01/29 (c) 1,085 1,217,410
California Infrastructure &
Economic Development Bank,
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 07/01/30 (c) 1,000 795,656
California Municipal Finance
Authority, Azusa Pacific
University Project, Series B
(RB) (NATL)
5.00%, 04/01/25 (c) 1,910 1,798,696
California Municipal Finance
Authority, California Baptist
University, Series A (RB)
5.50%, 11/01/25 (c) 500 504,364
6.12%, 11/01/23 (c) 1,000 1,005,325
California Municipal Finance
Authority, Charter School
Santa Rosa Academy Project,
(RB)
5.00%, 07/01/32 (c) 1,000 879,697
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB)
5.00%, 11/15/28 (c) 500 516,122
California Municipal Finance
Authority, CHF-Davis I, LLC -
West Village Student Housing
Project (RB) (BAM)
4.00%, 11/15/28 (c) 150 142,127
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project (RB) (BAM)
3.00%, 05/15/31 (c) 3,650 2,742,877
4.00%, 05/15/31 (c) 5,000 4,686,708

Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, CHF-Davis II,
LLC - Orchard Park Student
Housing Project, Series A (RB)
(BAM)
4.00%, 05/15/31 (c) $ 1,500 $ 1,451,264
California Municipal Finance
Authority, Community
Medical Centers, Series A (RB)
4.00%, 02/01/27 (c) 1,165 1,120,855
California Municipal Finance
Authority, Eisenhower
Medical Center, Series A (RB)
5.00%, 07/01/27 (c) 250 262,101
5.00%, 07/01/27 (c) 200 209,770
California Municipal Finance
Authority, John Adams
Academies Lincoln Project,
Series A (RB)
5.00%, 10/01/27 (c) 500 441,446
5.00%, 10/01/27 (c) 500 479,620
5.00%, 10/01/27 (c) 500 452,669
California Municipal Finance
Authority, Julian Charter
School Project, Series A (RB)
5.62%, 03/01/25 (c) 2,390 2,216,852
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB)
5.00%, 06/30/28 (c) 600 635,660
5.00%, 06/30/28 (c) 500 530,066
5.00%, 06/30/28 (c) 2,490 2,547,228
5.00%, 06/30/28 65 68,678
California Municipal Finance
Authority, LINXS APM Project,
Series A (RB) (AGM)
3.00%, 06/30/28 (c) 1,950 1,835,314
5.00%, 06/30/28 (c) 1,035 1,095,342
5.00%, 06/30/28 (c) 1,000 1,033,687
5.00%, 06/30/28 (c) 700 735,425
California Municipal Finance
Authority, Northbay
Healthcare Group, Series A
(RB)
5.25%, 11/01/26 (c) 230 218,652
California Municipal Finance
Authority, Palmdale
Aerospace Academy, Series
A (RB)
5.00%, 07/01/26 (c) 500 478,859
5.00%, 07/01/28 (c) 130 127,319
5.00%, 07/01/28 (c) 1,000 917,140
California Municipal Finance
Authority, Social Bonds -
Healthright 360, Series A (RB)
5.00%, 11/01/29 (c) 3,000 2,797,833
Par
(000’s) Value
California (continued)
California Municipal Finance
Authority, UCR Dundee-
Glasgow Student Housing
Project (RB) (BAM)
4.00%, 11/15/28 (c) $ 250 $ 236,878
California Municipal Finance
Authority, United Airlines,
Inc., International Airport
Project (RB)
4.00%, 07/15/29 19,000 18,860,591
California Pollution Control
Financing Authority, Poseidon
Resources LP Desalination
Project (RB) (ACA)
5.00%, 01/01/24 (c) 1,500 1,500,358
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB)
7.00%, 07/01/22 (d) * 1,000 50,000
7.50%, 12/01/29 (c) (d) * 7,000 350,000
7.50%, 07/31/23 (c) (d) * 10,500 525,000
8.00%, 07/01/27 (c) (d) * 6,635 331,750
California Pollution Control
Financing Authority, Solid
Waste Disposal, CalPlant I
Project (RB) (SAW)
7.50%, 07/01/32 (d) * 1,000 130,000
California Pollution Control
Financing Authority, Water
Furnishing Poseidon
Resources (Channelside) LP
Desalination Project (RB)
5.00%, 01/01/24 (c) 2,500 2,487,572
5.00%, 07/01/33 (c) 1,000 1,041,221
5.00%, 07/01/33 (c) 1,000 1,046,114
California Public Finance
Authority, Enso Village
Project, Series A (RB)
5.00%, 06/01/27 (c) 400 358,064
California Public Finance
Authority, Enso Village
Project, Series B (RB)
3.12%, 11/15/23 (c) 1,000 951,182
California School Finance
Authority, Charter School
Facility, Grimmway School,
Series A (RB)
5.00%, 07/01/26 (c) 2,000 2,008,515
California School Finance
Authority, Charter School,
John Adams Academies,
Series A (RB)
5.00%, 07/01/30 (c) 1,000 889,702
California School Finance
Authority, Hawking Steam
Charter School Project (RB)
5.50%, 07/01/29 (c) 1,000 970,315

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
California School Finance
Authority, NCCD-Santa Rosa
Properties LLC, Series A (RB)
4.00%, 11/01/31 (c) $ 2,700 $ 2,003,847
4.00%, 11/01/31 (c) 1,000 760,362
California School Finance
Authority, River Springs
Charter School Project, Series
A (RB)
5.00%, 07/01/27 (c) 2,000 1,808,680
6.38%, 07/01/25 (c) 4,425 4,702,078
California School Finance
Authority, Rocketship
Education, Series A (RB)
5.12%, 06/01/26 (c) 250 233,217
5.25%, 06/01/26 (c) 250 232,813
California Statewide
Communities Development
Authority, Baptist University,
Series A (RB)
3.50%, 11/01/27 1,500 1,436,362
5.00%, 11/01/27 (c) 1,000 996,367
6.38%, 11/01/23 (c) 1,000 1,004,083
California Statewide
Communities Development
Authority, College Housing
(RB)
5.25%, 07/01/29 (c) 250 239,745
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
A (RB)
5.50%, 07/31/23 (c) 30 27,766
5.75%, 07/03/23 (c) 6 5,312
California Statewide
Communities Development
Authority, Daughters of
Charity Health System, Series
H (RB)
5.75%, 07/31/23 (c) 1 779
California Statewide
Communities Development
Authority, Infrastucture
Program, Series B (RB) (NATL)
5.00%, 09/02/29 (c) 1,000 1,033,488
California Statewide
Communities Development
Authority, Irvine East Campus
Armaments, CHF-Irvine, LLC
(RB)
5.00%, 05/15/26 (c) 545 562,541
5.00%, 05/15/26 (c) 385 398,733
California Statewide
Communities Development
Authority, John Muir Health,
Series A (RB)
5.00%, 12/01/27 (c) 2,305 2,381,763
Par
(000’s) Value
California (continued)
California Statewide
Communities Development
Authority, Lancer Educational
Student Housing Project,
Series A (RB)
5.00%, 06/01/29 (c) $ 435 $ 422,464
California Statewide
Communities Development
Authority, Lancer Plaza
Project (RB)
5.62%, 11/01/23 (c) 1,075 1,078,269
California Statewide
Communities Development
Authority, Loma Linda
University Medical Center,
Series A (RB)
5.00%, 06/01/26 (c) 3,595 3,614,178
5.00%, 06/01/26 (c) 12,445 12,382,068
5.00%, 06/01/26 (c) 350 356,772
5.25%, 12/01/24 (c) 5,300 5,292,987
5.25%, 12/01/24 (c) 1,740 1,764,918
5.25%, 06/01/26 (c) 10,000 10,004,336
5.25%, 06/01/28 (c) 1,000 981,009
5.50%, 12/01/24 (c) 20,180 20,389,535
5.50%, 06/01/28 (c) 7,500 7,505,541
California Statewide
Communities Development
Authority, Methodist Hospital
of Southern California (RB)
5.00%, 01/01/28 (c) 2,000 2,091,637
California Statewide
Communities Development
Authority, Provident Group
Pomona Properties LLC,
Series A (RB)
5.00%, 06/01/26 (c) 3,230 3,156,035
5.75%, 07/31/23 (c) 125 123,932
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments (RB)
3.50%, 05/15/26 (c) 615 573,296
California Statewide
Communities Development
Authority, University of
California, Irvine East Campus
Apartments, Phase IV-A (RB)
5.00%, 05/15/27 (c) 3,170 3,206,794
California Statewide Financing
Authority, Pooled Tobacco
Securitization Program,
Series B (RB)
6.00%, 07/31/23 (c) 3,175 3,230,535
California Statewide Financing
Authority, Pooled Tobacco
Securitization Program,
Series C (RB)
6.00%, 07/31/23 (c) 900 915,740

Par
(000’s) Value
California (continued)
City & County of San Francisco,
Special Tax District No 2020-
1, Series A (ST)
4.00%, 09/01/28 (c) $ 1,635 $ 1,434,382
City of Fontana, Community
Facilities District No. 90 (ST)
4.00%, 09/01/28 (c) 500 425,514
City of Fremont, Community
Facilities District No. 1 (ST)
5.00%, 09/01/25 (c) 250 252,723
City of Irvine, Community
Facilities District No. 2013-3
(ST)
4.00%, 09/01/23 (c) 230 231,004
4.00%, 09/01/23 (c) 250 250,655
4.00%, 09/01/23 (c) 250 250,867
City of Irvine, Reassessment
District No. 15-2 (SA)
5.00%, 09/02/25 (c) 750 759,149
City of Oroville Hospital (RB)
5.25%, 04/01/29 (c) 2,500 1,912,256
City of Rancho Cordova,
Sunridge Anatolia community
Facilities District No. 2003-1
(ST)
4.00%, 09/01/26 (c) 180 172,359
City of Rocklin, Community
Facilities District No. 10 (ST)
5.00%, 09/01/25 (c) 810 821,197
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 1 (ST)
3.75%, 09/01/27 (c) 500 471,754
5.00%, 09/01/27 (c) 155 162,395
City of Roseville, Fiddyment
Ranch Community Facilities
District No. 5 (ST)
5.00%, 09/01/27 (c) 3,450 3,502,655
City of Roseville, Westpark
Community Facility District
No. 1 (ST)
5.00%, 09/01/25 (c) 200 203,558
City of San Clemente, Facilities
District No. 2006-1 (ST)
5.00%, 09/01/25 (c) 1,045 1,056,383
CMFA Special Finance Agency
VII Essential Housing, The
Breakwater Apartments,
Series A-1 (RB)
3.00%, 08/01/31 (c) 3,000 1,988,535
CMFA Special Finance Agency
VII, Essential Housing, Series
A-2 (RB)
4.00%, 08/01/31 (c) 1,985 1,651,026
CMFA Special Finance Agency
VIII, Essential Housing, Series
A-1 (RB)
3.00%, 08/01/31 (c) 6,650 4,300,323
Par
(000’s) Value
California (continued)
CMFA Special Finance Agency
XII, Essential Housing, Series
A-2 (RB)
4.38%, 02/01/32 (c) $ 1,000 $ 773,960
CMFA Special Finance Agency,
Essential Housing, Series A-1
(RB)
4.00%, 02/01/32 (c) 2,500 2,059,686
Compton Public Finance
Authority (RB)
4.00%, 09/01/24 (c) 1,000 983,346
4.50%, 09/01/24 (c) 1,585 1,552,558
County of Los Angeles
Community Facilities District
No 2021-01 (ST)
5.00%, 09/01/29 (c) 1,000 1,007,612
CSCDA Community
Improvement Authority
Essential Housing, Acacia on
Santa Rosa Creek, Series A
(RB) (NATL)
4.00%, 10/01/31 (c) 2,500 2,058,690
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-1
(RB)
3.50%, 10/01/31 (c) 1,000 752,663
CSCDA Community
Improvement Authority,
Atlanta-Glendale, Series A-2
(RB)
4.00%, 10/01/31 (c) 7,750 5,669,657
CSCDA Community
Improvement Authority, City
of Orange Portfolio, Series
A-2 (RB)
3.00%, 12/01/31 (c) 2,000 1,327,721
CSCDA Community
Improvement Authority,
Essential Housing Mezzanine
Lien, Series B (RB)
4.00%, 04/01/32 (c) 1,000 685,278
4.00%, 05/01/32 (c) 1,500 1,037,014
CSCDA Community
Improvement Authority,
Essential Housing, The Link
Glendale, Series A-1 (RB)
3.00%, 07/01/31 (c) 1,000 727,978
CSCDA Community
Improvement Authority,
Essential Housing, Westgate
Phase, Series A-2 (RB)
3.12%, 06/01/31 (c) 3,000 1,940,976
CSCDA Community
Improvement Authority, Link-
Glendale, Series A-2 (RB)
4.00%, 07/01/31 (c) 5,350 3,757,078

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
California (continued)
CSCDA Community
Improvement Authority,
Millennium South Bay-
Hawthorne, Series A-1 (RB)
3.25%, 07/01/32 (c) $ 2,000 $ 1,388,379
CSCDA Community
Improvement Authority,
Monterey Station
Apartments, Series A-1 (RB)
3.00%, 07/01/32 (c) 2,500 1,868,752
CSCDA Community
Improvement Authority,
Parallel-Anaheim, Series A
(RB)
4.00%, 08/01/31 (c) 2,000 1,518,496
CSCDA Community
Improvement Authority, Park
Crossing Apartments, Series
B (RB)
4.00%, 06/01/32 (c) 1,000 726,725
CSCDA Community
Improvement Authority,
Pasadena Portfolio, Series
B (RB)
4.00%, 12/01/31 (c) 1,000 703,214
CSCDA Community
Improvement Authority,
Vineyard Gardens
Apartments, Series B (RB)
4.00%, 04/01/32 (c) 500 356,736
CSCDA Community
Improvement Authority,
Wood Creek Apartments,
Series A-2 (RB)
4.00%, 06/01/32 (c) 2,000 1,507,176
Dublin Community Facilities
District No 2015-1 (ST)
5.00%, 09/01/26 (c) 500 509,505
5.00%, 09/01/26 (c) 500 518,089
5.00%, 09/01/26 (c) 500 513,157
5.00%, 09/01/27 (c) 485 492,042
5.00%, 09/01/27 (c) 1,150 1,186,850
Folsom Ranch Financing
Authority (ST)
5.00%, 09/01/27 (c) 2,000 2,055,013
5.00%, 09/01/27 (c) 1,100 1,151,225
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Series B-1 (RB)
3.95%, 07/15/27 (c) 100 93,385
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue, Series B-2 (RB)
3.50%, 07/15/29 (c) 475 403,376
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series A-1 (RB)
5.00%, 12/01/31 (c) 7,000 7,294,676
Par
(000’s) Value
California (continued)
Golden State Tobacco
Securitization Corp.,
California Tobacco
Settlement, Series B-2 (RB)
0.01%, 12/01/31 (c) $ 51,000 $ 5,495,694
Independent Cities Finance
Authority, Mobil Home Park,
Series A (RB)
3.75%, 10/15/26 (c) 250 195,783
Lake Elsinore Public Financing
Authority, Local Agency (ST)
5.00%, 09/01/25 (c) 405 411,262
Lammersville Joint Unified
School District, Mountain
House School Facilities (ST)
5.00%, 09/01/25 (c) 1,000 1,014,837
Lincoln Public Financing
Authority, Twelve Bridges,
Series B (SA)
6.00%, 07/31/23 (c) 37 37,072
MSR Energy Authority, Series
A (RB)
6.12%, 11/01/29 455 488,886
6.50%, 11/01/39 6,200 7,564,016
Orange County Community
Facilities District No. 1, Series
A (ST)
4.25%, 08/15/25 (c) 975 960,580
5.25%, 08/15/25 (c) 455 461,631
Palm Desert California
Improvement, Section 29
Assessment District No. 2004-
02 (SA)
4.00%, 09/02/28 (c) 1,200 1,132,126
Palomar Health (RB)
5.00%, 11/01/26 (c) 250 260,045
Palomar Pomerado Health,
Series A (GO) (NATL)
0.00%, 08/01/25 ^ 125 116,193
Perris Union High School
District Financing Authority
(ST)
5.00%, 03/01/25 (c) 1,000 1,008,086
Poway Unified School District
Public Financing Authority,
Series A (ST)
5.00%, 09/01/25 (c) 750 769,208
River Islands Public Financing
Authority, Community
Facilities District No. 2003-1,
Series A-1 (ST)
5.00%, 09/01/26 (c) 500 504,538
Romoland School District No.
2004-1 (ST)
5.00%, 09/01/25 (c) 500 503,596
Sacramento County,
Community Facilities District
No. 2005-2 (ST)
5.00%, 09/01/26 (c) 345 350,055

Par
(000’s) Value
California (continued)
5.00%, 09/01/26 (c) $ 495 $ 500,296
Sacramento County,
Community Facilities District
No. 2018-03 (ST)
4.00%, 09/01/27 (c) 1,500 1,287,822
San Diego County Regional
Airport Authority, Series A
(RB)
5.00%, 07/01/31 (c) 745 795,066
San Diego County, California
Regional Airport, Series A (RB)
4.00%, 07/01/31 (c) 1,050 1,020,834
San Francisco California City &
County Airport Commission
International Airport, SFO
Fuel Company LLC, Series A
(RB)
5.00%, 01/01/29 (c) 1,475 1,521,856
San Francisco City & County,
International Airport, Series A
(RB) (BAM-TCRS)
5.00%, 05/01/24 (c) 4,750 4,776,866
San Jacinto Unified School
District Financing Authority
(ST)
5.00%, 09/01/26 (c) 300 304,591
San Joaquin Hills
Transportation Corridor
Agency, Junior Lien Toll Road,
Series A (RB)
5.00%, 01/15/25 (c) 500 514,554
San Joaquin Hills
Transportation Corridor
Agency, Junior Lien Toll Road,
Series B (RB)
5.25%, 01/15/25 (c) 200 203,471
San Joaquin Hills
Transportation Corridor
Agency, Toll Road, Series A
(RB) (NATL)
0.00%, 01/15/25 ^ 1,000 949,725
0.00%, 01/15/32 ^ 145 104,631
0.00%, 01/15/36 ^ 105 62,780
Saugus Hart School Facilities
Financing Authority,
Community Facilities District
No. 2006-1 (ST)
5.00%, 03/01/26 (c) 500 505,256
Successor Agency of Pttsburg,
Los Medanos Community
Development Project, Series
A (TA) (AGM)
5.00%, 09/01/26 (c) 1,020 1,075,300
Thousand Oaks, California
Community Facilities, District
No. 1994-1 (ST)
5.38%, 09/01/23 (c) 5 5,000
Par
(000’s) Value
California (continued)
Tobacco Securitization
Authority of Northern
California (RB)
4.00%, 12/01/30 (c) $ 4,500 $ 4,113,164
Tobacco Securitization
Authority of Northern
California, Sacramento
County Tobacco Settlement,
Series B-2 (RB)
0.00%, 12/01/30 (c) ^ 9,750 1,482,504
Tobacco Securitization
Authority of Southern
California, Series A (RB)
5.00%, 12/01/29 (c) 5,735 5,977,684
Tustin Community Facilities
District, Series A (ST)
5.00%, 09/01/25 (c) 100 101,069
5.00%, 09/01/25 (c) 100 100,758
Val Verde Unified School
District (ST)
5.00%, 03/01/25 (c) 750 759,543
Western Hills Water District,
Diablo Grande Community
Facilities District No. 1 (ST)
4.00%, 09/01/21 (d) * 850 280,500
5.30%, 09/01/23 (c) (d) * 530 174,900
William S. Hart Union High
School District No. 2015-1
(ST)
5.00%, 09/01/26 (c) 445 451,585
358,152,867
Colorado : 3.0%
Aerotropolis Colorado Regional
Transportation Authority (RB)
4.38%, 12/01/26 (c) 2,000 1,576,832
Arista Metropolitan District
in the City and County of
Broomfield, Series A (GO)
5.00%, 12/01/23 (c) 500 485,907
Arkansas River Power
Authority, Power Supply
System, Series A (RB)
5.00%, 10/01/28 (c) 2,010 2,010,531
Base Village Metropolitan
District No. 2, Series A (GO)
5.75%, 07/31/23 (c) 1,000 1,002,532
Brighton Crossing Metropolitan
District No. 6, Series A (GO)
5.00%, 12/01/25 (c) 500 453,549
5.00%, 12/01/25 (c) 500 476,499
Broadway Station Metropolitan
District No. 3, Series A (GO)
5.00%, 06/01/24 (c) 1,425 1,108,200
Centerra Metropolitan District
No 1 in Larimer County,
Colorado, Series A (GO)
5.00%, 12/01/25 (c) 1,000 871,809

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Colorado (continued)
Centerra Metropolitan District
No. 1 (TA)
5.00%, 07/31/23 (c) $ 500 $ 455,192
5.00%, 07/31/23 (c) 500 476,625
5.00%, 07/31/23 (c) 500 494,199
City and County of Denver,
United Airlines, Inc. Project
(RB)
5.00%, 10/01/23 (c) 10,195 10,186,886
City of Fruita, Colorado
Healthcare Canyons Hospital
and Medical Center, Series
B (RB)
5.50%, 01/01/28 (c) 2,250 2,012,175
Clear Creek Transit
Metropolitan District No. 2,
Colorado, Series A (GO)
5.00%, 12/01/26 (c) 1,000 869,892
Colorado Bridge Enterprise,
Central 70 Project (RB)
4.00%, 12/31/27 (c) 2,700 2,423,506
Colorado Educational and
Cultural Facilities Authority,
Loveland Classical Schools
Project, Thompson School
District R2-J (RB)
5.00%, 07/01/26 (c) 1,000 914,602
Colorado Educational and
Cultural Facilities Authority,
Rocky Mountain Classical
Academy Project (RB)
5.00%, 10/01/27 (c) 500 455,194
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-1 (RB)
4.00%, 08/01/29 (c) 510 497,335
Colorado Health Facilities
Authority, CommonSpirit
Health, Series A-2 (RB)
3.25%, 08/01/29 (c) 5 3,637
4.00%, 08/01/29 (c) 4,735 4,315,501
5.00%, 08/01/29 (c) 2,000 2,063,737
Colorado Health Facilities
Authority, Covenant
Retirement Communities,
Inc., Series A (RB)
5.00%, 06/01/25 (c) 1,000 1,007,309
Colorado Health Facilities
Authority, Senior Living
Second Tier, American Eagle
Portfolio Project Series B-1
(RB)
2.00%, 07/01/32 (c) 536 134,040
Colorado High Performance
Transportation Enterprise,
C-470 Express Lanes (RB)
5.00%, 12/31/24 (c) 350 348,406
5.00%, 12/31/24 (c) 10,000 9,871,535
Par
(000’s) Value
Colorado (continued)
Creekwalk Marketplace
Business Improvement
District, Series A (RB)
5.50%, 12/01/26 (c) $ 500 $ 441,182
5.75%, 12/01/26 (c) 500 430,038
Crowfoot Valley Ranch
Metropolitan District No. 2,
Series A (GO)
5.62%, 12/01/23 (c) 1,000 1,003,348
Fountain Urban Renewal
Authority, South Academy
Highlands Project, Series A
(TA)
4.50%, 11/01/25 (c) 760 715,232
5.25%, 11/01/25 (c) 2,345 2,264,950
5.50%, 11/01/25 (c) 1,865 1,788,194
Green Valley Ranch East
Metropolitan District No. 6,
Series A (GO)
5.88%, 09/01/25 (c) 1,000 963,790
Jefferson Center Metropolitan
District No. 1, Series A-2 (RB)
4.38%, 12/01/23 (c) 1,000 819,766
Kinston Metropolitan District
No. 5, Series A (GO)
5.12%, 12/01/25 (c) 1,000 804,701
Painted Prairie Public
Improvement Authority (RB)
5.00%, 12/01/24 (c) 1,000 953,749
Peak Metropolitan District No.
1, El Paco County, Series A
(GO)
4.00%, 03/01/26 (c) 540 462,465
Prairie Center Metropolitan
District No. 3, Adams County,
Series A (RB)
5.00%, 12/15/26 (c) 4,000 3,955,713
Public Authority for Colorado
Energy Natural Gas (RB)
6.50%, 11/15/38 2,000 2,412,422
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
3.62%, 06/01/26 (c) 981 726,336
Rampart Range Metropolitan
District No. 5, Colorado
Limited Tax Supported and
Special Bonds (RB)
4.00%, 10/01/26 (c) 5,750 4,130,886
Regional Transportation
District, Denver Transit
Partners Eagle P3 Project,
Series A (RB)
4.00%, 07/15/39 1,500 1,484,875
Rocky Mountain Rail Park
Metropolitan District, Series
A (GO)
5.00%, 03/01/26 (c) 2,000 1,169,215
5.00%, 03/01/26 (c) 1,000 681,392

Par
(000’s) Value
Colorado (continued)
Southglenn Metropolitan
District (GO)
5.00%, 07/31/23 (c) $ 1,000 $ 929,689
Southlands Metropolitan
District No. 1, Series A-1 (GO)
5.00%, 12/01/27 (c) 1,200 1,130,874
Sterling Ranch Community
Authority Board, Colorado
Limited Tax, Series A (RB)
4.25%, 12/01/25 (c) 1,000 836,616
Transport Metropolitan District
No. 3 (GO)
5.00%, 03/01/26 (c) 4,200 3,784,002
5.00%, 03/01/26 (c) 4,000 3,236,068
Tree Farm Metropolitan
District, Eagle County,
Colorado (GO)
4.75%, 12/01/26 (c) 2,000 1,718,542
Velocity Metropolitan District
No. 3 (GO)
5.12%, 12/01/23 (c) 500 498,901
5.38%, 12/01/23 (c) 1,500 1,497,883
Verve Metropolitan District No.
1 (GO)
5.00%, 03/01/26 (c) 1,025 1,009,260
Windler Public Improvement
Authority, Series A-1 (RB)
(BAM)
4.00%, 09/01/26 (c) 1,000 691,174
4.00%, 09/01/26 (c) 1,000 761,365
4.12%, 09/01/26 (c) 2,980 1,826,810
87,645,068
Connecticut : 0.7%
Bridgeport Housing Authority,
Energy Performance
Equipment (RB)
5.60%, 07/11/23 (c) 630 630,014
Connecticut State Health
and Educational Facilities
Authority, Church Home of
Harford, Series A (RB)
5.00%, 09/01/26 (c) 3,500 2,865,851
5.00%, 09/01/26 (c) 1,200 946,385
Connecticut State Health
and Educational Facilities
Authority, Griffin Hospital,
Series G (RB)
5.00%, 07/01/29 (c) 1,100 1,038,649
5.00%, 07/01/29 (c) 2,630 2,410,396
Connecticut State Health
and Educational Facilities
Authority, Mary Wade Home
Issue, Series A-1 (RB)
5.00%, 10/01/24 (c) 8,000 5,941,478
Connecticut State Health
and Educational Facilities
Authority, McLean Issue,
Series A (RB)
5.00%, 01/01/26 (c) 2,000 1,643,297
Par
(000’s) Value
Connecticut (continued)
Connecticut State Health
and Educational Facilities
Authority, Nuvance Health
Issue, Series A (RB)
4.00%, 07/01/29 (c) $ 500 $ 466,570
5.00%, 07/01/29 (c) 1,000 1,053,020
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB)
4.00%, 07/01/29 (c) 250 199,226
Connecticut State Health
and Educational Facilities
Authority, University of
Hartford, Series N (RB) (SD
CRED PROG)
4.00%, 07/01/29 (c) 250 190,036
Town of Hamden, Whitney
Center Project (RB)
5.00%, 01/01/26 (c) 3,000 2,474,449
19,859,371
Delaware : 0.1%
County of Kent, Delaware
Student Housing and Dinning
Facility, State University
Project, Series A (RB)
5.00%, 01/01/28 (c) 1,450 1,342,973
Delaware Economic
Development Authority,
Aspira Chapter School, Series
A (RB)
4.00%, 06/01/32 (c) 915 658,557
5.00%, 06/01/26 (c) 1,000 893,574
5.00%, 06/01/26 (c) 250 243,972
Delaware State Economic
Development Authority (RB)
5.00%, 06/01/26 (c) 1,100 958,630
4,097,706
District of Columbia : 0.6%
District of Columbia, Federal
Highway Grant Anticipation
(RB) (SAW)
5.00%, 12/01/29 (c) 1,225 1,376,960
District of Columbia, Ingleside
at Rock Creek Project, Series
A (RB)
5.00%, 07/01/24 (c) 250 242,986
5.00%, 07/01/24 (c) 1,180 1,040,266
District of Columbia, Latin
American Montessori
Bilingual Public Charter
School Issue (RB)
5.00%, 06/01/30 (c) 2,500 2,267,108
5.00%, 06/01/30 (c) 500 478,565
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series A (RB)
0.01%, 10/01/37 9,325 4,822,774

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
District of Columbia (continued)
Metropolitan Washington
Airports Authority, Dulles Toll
Road, Series B (RB)
0.00%, 10/01/37 ^ $ 1,020 $ 551,131
4.00%, 10/01/29 (c) 250 253,790
4.00%, 10/01/29 (c) 7,315 7,101,069
6.50%, 10/01/28 (c) 245 276,842
18,411,491
Florida : 4.4%
Alachua County, Health
Facilities Authority, Shands
Teaching Hospital and Clinics,
Inc., at the University of
Florida Project, Series B (RB)
5.00%, 12/01/24 (c) 1,055 1,066,867
Brevard County, Florida Health
Facilities Authority, Series A
(RB)
5.00%, 04/01/32 (c) 1,000 1,034,946
Broward County Florida Port
Facilities, Series B (RB)
4.00%, 09/01/29 (c) 2,150 2,120,237
Cape Coral Health Facilities
Authority, Gulf Care, Inc.
Project (RB)
6.00%, 07/01/25 (c) 295 204,514
Capital Trust Agency, Education
Growth Fund, Series A-1 (RB)
5.00%, 07/01/31 (c) 7,200 6,489,851
Capital Trust Agency,
Educational Facilities, Franklin
Academy Projects (RB)
5.00%, 07/15/26 (c) 1,335 1,281,366
Capital Trust Agency,
Educational Facilities,
Franklin Academy Projects
(RB) (SD CRED PROG)
5.00%, 07/15/26 (c) 500 456,036
Capital Trust Agency,
Educational Facilities,
Pineapple Cove Classical
Academy, Inc., Series A (RB)
4.50%, 01/01/29 (c) 400 387,665
5.12%, 01/01/29 (c) 500 475,680
5.25%, 01/01/29 (c) 500 460,824
5.38%, 01/01/29 (c) 500 463,520
Capital Trust Agency,
Educational Facilities,
Renaissance Charter School,
Inc., Series A (RB)
4.38%, 06/15/27 225 219,942
5.25%, 06/15/27 (c) 500 471,432
Capital Trust Agency, University
Bridge, LLC Student Housing
Project, Series A (RB)
4.00%, 12/01/28 2,200 2,054,001
5.25%, 12/01/28 (c) 2,000 1,901,539
5.25%, 12/01/28 (c) 2,200 1,998,051
Par
(000’s) Value
Florida (continued)
Capital Trust Agency,
Wonderful Foundations
Charter Schools Portfolio
Projects, Series A (RB)
5.00%, 07/01/30 (c) $ 2,250 $ 1,763,106
Charlotte County Industrial
Development Authority,
Town & Country Utilities
Project (RB)
5.00%, 10/01/27 (c) 1,000 993,162
City of Orlando, Senior Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/27 (c) 3,000 3,213,432
City of Orlando, Tourist
Development Tax, Series A
(RB) (AGM)
5.00%, 11/01/27 (c) 500 522,797
5.00%, 11/01/27 1,100 1,175,887
5.00%, 11/01/27 (c) 2,500 2,666,112
City of Tallahassee, Health
Facilities Authority, Memorial
Healthcare, Inc. Project (RB)
4.00%, 06/01/25 (c) 230 219,919
5.00%, 06/01/25 (c) 1,210 1,210,248
5.00%, 06/01/25 (c) 300 297,268
Clay County, Florida Sales
Surtax (RB)
4.00%, 10/01/29 (c) 1,100 1,072,889
Collier County Industrial
Development Authority,
Arlington of Naples Project,
Series A (RB)
7.00%, 05/15/24 (d) * 440 24,198
8.12%, 05/15/24 (c) (d) * 343 18,866
County of Broward, Florida
Airport System, Series A (RB)
5.00%, 10/01/25 (c) 2,135 2,196,278
County of Broward, Florida Port
Facilities, Series A (RB)
5.00%, 09/01/29 (c) 1,645 1,708,934
County of Escambia, Health
Facilities Authority, Baptist
Health Care Corp., Series A
(RB) (SAW)
5.00%, 02/15/30 (c) 2,000 2,116,290
Escambia County Health
Facilities Authority, Baptist
Health Care Corp. Obligated
Group, Series A (RB) (SAW)
4.00%, 02/15/30 (c) 2,000 1,785,840
Florida Development Finance
Corp., Central Charter School
Project (RB)
5.88%, 08/01/32 (c) 1,000 948,738

Par
(000’s) Value
Florida (continued)
Florida Development Finance
Corp., Educational Facilities,
Mater Academy Project,
Series A (RB)
5.00%, 06/15/27 (c) $ 2,225 $ 2,177,935
Florida Development Finance
Corp., Glenridge on Palmer
Ranch Project (RB)
5.00%, 06/01/28 (c) 425 400,315
Florida Development Finance
Corp., Mayflower Retirement
Community Project, Series
A (RB)
4.00%, 06/01/28 (c) 1,250 777,426
5.25%, 06/01/27 (c) 1,000 825,772
Florida Development Finance
Corp., Renaissance Charter
School, Inc. Project, Series A
(RB)
5.75%, 06/15/24 (c) 1,000 1,009,119
6.00%, 06/15/25 (c) 500 503,728
6.12%, 06/15/25 (c) 685 686,075
Florida Development Finance
Corp., UF Health Jacksonville
Project, Series A (RB)
5.00%, 02/01/32 (c) 1,000 918,057
Florida Development Finance
Corp., Virgin Trains USA
Passenger Rail Project, Series
A (RB)
6.38%, 01/01/26 (c) (p) 5,300 5,131,861
6.50%, 01/01/29 (c) (p) 9,750 9,408,862
Florida Development Finance
Corp., Waste Pro USA, Inc.
Project (RB)
3.00%, 06/01/24 (c) 1,500 1,193,129
6.12%, 07/01/26 (c) (p) 4,000 4,029,345
FRERC Community
Development District (SA)
(AGM)
5.38%, 11/01/29 (c) 1,500 1,472,595
5.50%, 11/01/29 (c) 2,450 2,362,707
Hillsborough County Industrial
Development Authority,
Tampa General Hospital
Project, Series A (RB)
3.50%, 02/01/31 (c) 2,500 1,927,346
4.00%, 02/01/31 (c) 6,500 6,004,620
Lake County, Florida
Retirement Facility, Lakeside
at Waterman Village Project,
Series A (RB)
5.75%, 08/15/27 (c) 2,000 1,761,840
Lee County Industrial
Development Authority,
Community Charter Schools,
LLC Projects, Series A (RB)
5.75%, 07/31/23 (c) 500 478,209
Par
(000’s) Value
Florida (continued)
Lee County Industrial
Development Authority,
Cypress Cove at HealthPark
Florida, Inc. Project, Series
A (RB)
5.25%, 10/01/29 (c) $ 1,000 $ 829,223
Miami Beach Florida Health
Facilities Authority, Mount
Sinai Medical Center, Series B
(RB) (AGM)
4.00%, 11/15/31 (c) 2,500 2,300,441
Miami Beach Health Facilities
Authority, Mount Sinai
Medical Center (RB)
5.00%, 11/15/24 (c) 3,000 3,012,388
5.00%, 11/15/24 (c) 1,880 1,890,405
Miami World Center
Community Development
District (SA)
5.12%, 11/01/27 (c) 750 753,267
5.25%, 11/01/27 (c) 250 249,533
Miami-Dade County Aviation,
Series A (RB) (BAM-TCRS)
5.00%, 10/01/24 (c) 3,000 3,012,190
Miami-Dade County Industrial
Development Authority (RB)
5.50%, 07/01/29 (c) 1,000 937,122
Miami-Date County, Florida
Subordinate Special (RB)
5.00%, 10/01/26 (c) 1,360 1,429,011
Mid-Bay Bridge Authority, First
Senior Lien, Series A (RB)
5.00%, 10/01/25 (c) 500 507,108
5.00%, 10/01/25 (c) 2,500 2,511,825
Mid-Bay Bridge Authority,
Second Senior Lien, Series
C (RB)
5.00%, 10/01/25 (c) 1,000 1,001,065
Midtown Miami Community
Development District, Parking
Garage Project, Series A (SA)
4.25%, 07/31/23 (c) 360 359,901
5.00%, 07/31/23 (c) 85 83,894
North Broward Hospital
District, Broward Health,
Series B (RB)
5.00%, 01/01/28 (c) 2,000 2,029,338
North Broward Hospital
District, Series B (RB)
5.00%, 01/01/28 (c) 155 162,958
Northern Palm Beach County
Improvement District, Unit of
Development No. 2C (RB)
5.00%, 08/01/27 (c) 200 200,716
5.00%, 08/01/27 (c) 200 194,150

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Florida (continued)
Palm Beach County Health
Facilities Authority, Toby
& Leon Cooperman Sinai
Residences of Boca Raton
Expansion, Series A (RB)
5.00%, 06/01/25 (c) $ 3,230 $ 2,749,226
Palm Beach County, Palm
Beach Atlantic University
Housing Project, Series A (RB)
5.00%, 04/01/29 (c) 1,000 992,426
5.00%, 04/01/29 (c) 2,500 2,395,798
Palm Cost Park Community
Development District (SA)
5.70%, 07/31/23 (c) 150 150,088
Pinellas County Industrial
Development Authority,
Drs. Kiran & Pallavi Patel
2017 Foundation For Global
Understaing Inc. Project (RB)
5.00%, 07/01/29 (c) 1,900 1,909,572
Polk Country Industrial
Development Authority,
Florida Industrial
Development (RB)
5.88%, 01/01/33 5,000 5,048,273
Sanger Industrial Development
Corp., Texas Pellets Project,
Series B (SA)
4.12%, 05/01/31 (c) 1,055 903,928
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
A (RB)
5.50%, 11/15/26 (c) 500 387,259
5.75%, 11/15/26 (c) 1,500 1,184,773
Seminole County Industrial
Development Authority,
Retirement Facility, Legacy
Pointe at UCF Project, Series
B-1 (RB)
4.25%, 07/31/23 (c) 1,700 1,578,337
Tallahassee Florida Health
Facilities, Tallahassee
Memorial Healthcare, Inc.
Project, Series A (RB)
5.00%, 12/01/25 (c) 1,100 1,099,851
Village Community
Development District No. 12
(SA)
3.25%, 05/01/26 150 148,821
3.62%, 05/01/26 (c) 995 974,856
4.25%, 05/01/28 (c) 915 846,861
Village Community
Development District No. 13
(SA)
3.00%, 05/01/29 715 670,871
3.55%, 05/01/29 (c) 2,765 2,358,504
128,953,355
Par
(000’s) Value
Georgia : 1.5%
Augusta, Georgia Development
Authority, AU Health System,
Inc. Project (RB)
5.00%, 01/01/29 (c) $ 1,100 $ 1,101,217
Burke County Development
Authority, Series C (RB) (SAW)
4.12%, 02/01/28 (c) 6,525 5,883,425
Burke County Development
Authority, Series D (RB)
4.12%, 02/01/28 (c) 2,000 1,803,349
Floyd County Development
Authority, Spires at Berry
College Project, Series A (RB)
(SBG)
5.50%, 12/01/24 (c) 1,250 1,233,467
Fulton County Residential
Care Facilities for the Elderly
Authority, Canterbury Court
Project, Series A (RB)
4.00%, 04/01/28 (c) 2,500 1,887,870
Gainesville and Hall County
Development Authority,
Educational Facilities,
Riverside Military Academy,
Inc. Project (RB) (BAM)
5.00%, 03/01/27 (c) 700 570,017
George L Smith II World
Congress Center Authority,
Series A (RB)
4.00%, 01/01/31 (c) 2,250 1,912,446
Georgia Local Government,
Grantor Trust, Series A (CP)
(NATL)
4.75%, 06/01/28 416 427,812
Glynn-Brunswick Memorial
Hospital Authority, Southeast
Georgia Health System
Project (RB)
5.00%, 08/01/27 (c) 2,680 2,524,866
Macon-Bibb County Urban
Development Authority,
Academy for Classical
Education, Inc., Series A (RB)
5.75%, 06/15/27 (c) 250 252,827
Main Street Natural Gas, Inc.,
Series C (RB)
4.00%, 11/01/27 (c) (p) 13,000 12,551,865
Marietta Development
Authority, Life University, Inc.
Project, Series A (RB)
5.00%, 11/01/27 (c) 5,000 4,754,857
5.00%, 11/01/27 (c) 1,000 898,851
Municipal Electric Authority of
Georgia, Plant Vogtle Units 3
and 4, Series A (RB)
5.00%, 07/01/25 (c) 375 375,319
Municipal Electric Authority of
Georgia, Series A (RB)
5.00%, 01/01/25 (c) 6,000 6,093,193

Par
(000’s) Value
Georgia (continued)
White County Development
Authority, Truett McConnell
University Project, Series A
(RB)
5.12%, 10/01/26 (c) $ 500 $ 448,874
5.25%, 10/01/26 (c) 500 425,158
43,145,413
Guam : 0.9%
Guam Government (GO)
5.00%, 05/15/29 (c) 1,165 1,203,001
Guam Government, Business
Privilege Tax, Series D (RB)
4.00%, 11/15/25 (c) 600 534,484
5.00%, 11/15/25 (c) 1,040 1,051,938
5.00%, 11/15/25 (c) 1,100 1,108,901
5.00%, 11/15/25 (c) 5,805 5,882,431
5.00%, 11/15/25 (c) 1,085 1,080,551
Guam Government, Business
Privilege Tax, Series F (RB)
4.00%, 01/01/31 (c) 1,000 959,488
4.00%, 01/01/31 (c) 7,000 6,210,810
Guam Government,
Department of Education,
John F. Kennedy High School
Refunding and Energy
Efficiency Project, Series A
(CP)
4.25%, 02/01/30 500 495,003
5.00%, 02/01/30 (c) 500 499,211
Guam Government, Hotel
Occupancy Tax, Series A (RB)
5.00%, 11/01/30 750 794,569
Guam Government, Limited
Obligation, Series A (RB)
5.00%, 12/01/26 (c) 3,120 3,027,981
5.00%, 12/01/26 (c) 2,290 2,343,531
Guam Power Authority, Series
A (RB)
5.00%, 10/01/27 (c) 500 510,048
25,701,947
Hawaii : 0.3%
Hawaii State Department
Budget and Finance Special
Purpose Revenue, Series B
(RB)
4.00%, 03/01/27 (c) 5,000 4,888,731
Kuakini, Hawaii Health System,
Series A (RB)
6.38%, 07/31/23 (c) 1,645 1,509,617
State of Hawaii, Department of
Budget and Finance, Series
A (RB)
6.25%, 07/31/23 (c) 1,400 1,401,003
6.62%, 07/31/23 (c) 2,085 2,087,383
9,886,734
Par
(000’s) Value
Idaho : 0.1%
Idaho Falls Auditorium District,
Annual Appropriation
Certificates of Participation
(CP)
5.25%, 05/15/26 (c) $ 2,000 $ 1,915,334
Idaho Health Facilities
Authority, Madison Memorial
Hospital Project (RB)
3.50%, 09/01/26 (c) 450 402,122
5.00%, 09/01/26 (c) 1,135 1,137,598
Idaho Health Facilities
Authority, Terraces of Boise,
Series A (RB)
3.80%, 10/01/28 (c) 100 84,806
3,539,860
Illinois : 10.7%
Board of Education of the City
of Chicago, Series A (GO)
(AMBAC)
5.50%, 12/01/31 1,285 1,387,673
Chicago Board of Education,
Series A (GO)
4.00%, 12/01/31 (c) 6,250 5,353,862
4.00%, 12/01/31 (c) 2,975 2,629,624
5.00%, 12/01/28 (c) 250 258,595
5.00%, 12/01/28 (c) 1,265 1,311,905
5.00%, 12/01/29 (c) 1,195 1,252,329
5.00%, 12/01/29 1,000 1,051,074
5.00%, 12/01/30 (c) 6,000 6,084,583
5.00%, 12/01/30 (c) 6,990 7,212,868
5.00%, 12/01/30 (c) 100 104,038
5.00%, 12/01/30 (c) 4,100 4,306,469
5.00%, 12/01/30 (c) 6,350 6,400,006
5.00%, 12/01/30 (c) 3,610 3,695,260
5.00%, 12/01/30 (c) 5,575 5,867,622
5.00%, 12/01/30 (c) 395 412,870
5.00%, 12/01/31 (c) 8,000 7,932,703
5.00%, 07/31/23 (c) 17,755 17,494,218
7.00%, 12/01/25 (c) 14,210 14,896,163
7.00%, 12/01/25 (c) 5,200 5,554,988
7.00%, 12/01/27 (c) 2,250 2,426,330
Chicago Board of Education,
Series A (GO) (AGM)
5.00%, 12/01/28 (c) 250 263,130
Chicago Board of Education,
Series A (GO) (AMBAC)
5.50%, 12/01/25 145 148,495
5.50%, 12/01/26 175 179,774
Chicago Board of Education,
Series A (GO) (NATL)
0.01%, 12/01/27 760 637,523
0.01%, 12/01/28 390 313,793
0.01%, 12/01/30 55 40,513
5.50%, 12/01/26 355 366,787
Chicago Board of Education,
Series B (GO)
4.00%, 12/01/31 (c) 7,130 6,416,057
4.00%, 12/01/31 (c) 5,000 4,571,494
4.00%, 12/01/31 (c) 5,000 4,531,038

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
5.00%, 12/01/27 $ 1,500 $ 1,559,755
5.00%, 12/01/29 (c) 200 208,662
5.00%, 12/01/30 (c) 3,600 3,796,159
5.00%, 07/03/23 (c) 1,105 1,105,025
5.00%, 07/31/23 (c) 1,680 1,679,983
6.50%, 12/01/26 (c) 4,000 4,184,846
Chicago Board of Education,
Series C (GO)
5.00%, 12/01/27 (c) 3,750 3,821,671
5.00%, 12/01/27 2,000 2,079,674
5.25%, 12/01/24 (c) 8,040 8,055,756
5.25%, 12/01/24 (c) 8,485 8,511,366
6.00%, 12/01/24 (c) 1,160 1,184,964
Chicago Board of Education,
Series C (GO) (AGM)
5.00%, 12/01/28 (c) 500 528,082
Chicago Board of Education,
Series D (GO) (AGM)
5.00%, 12/01/23 (c) 3,005 2,923,976
5.00%, 12/01/28 (c) 2,500 2,455,826
Chicago Board of Education,
Series E (GO)
5.12%, 12/01/24 (c) 2,415 2,425,562
Chicago Board of Education,
Series G (GO)
5.00%, 12/01/27 (c) 4,960 5,054,797
5.00%, 12/01/27 (c) 3,000 2,966,458
Chicago Board of Education,
Series H (GO)
5.00%, 12/01/27 (c) 12,710 12,485,420
5.00%, 12/01/27 (c) 4,000 4,035,751
Chicago O'Hare International
Airport, Customer Facility
Charge, Senior Lien (RB)
5.50%, 07/31/23 (c) 400 400,628
5.75%, 07/31/23 (c) 3,600 3,622,105
Chicago O'Hare International
Airport, Senior Lien, Series
B (RB)
5.00%, 01/01/29 (c) 10,000 10,432,451
Chicago O'Hare International
Airport, Senior Special
Facilities (RB)
5.00%, 07/01/28 (c) 3,000 3,004,046
Chicago School Reform Board
of Trustees, Series A (GO)
(NATL)
0.01%, 12/01/25 355 322,465
0.01%, 12/01/29 1,460 1,124,114
Chicago School Reform Board
of Trustees, Series B-1 (GO)
(NATL)
0.00%, 12/01/28 ^ 690 555,173
0.00%, 12/01/29 ^ 645 496,612
0.01%, 12/01/24 1,165 1,102,199
0.01%, 12/01/25 1,650 1,498,782
0.01%, 12/01/26 1,630 1,423,221
0.01%, 12/01/27 1,030 864,011
0.01%, 12/01/31 520 365,848
Par
(000’s) Value
Illinois (continued)
Chicago Transit Authority Sales
Tax Receipts Fund (RB)
5.25%, 12/01/24 (c) $ 10,000 $ 10,127,830
Chicago Transit Authority,
Federal Transit
Administration Section 5307
Urbanized Area Formula (RB)
5.00%, 06/01/26 100 103,990
City of Chicago, City Colleges
(GO) (NATL)
0.00%, 01/01/30 ^ 420 324,746
0.01%, 01/01/28 345 300,779
0.01%, 01/01/33 985 656,885
0.01%, 01/01/34 760 484,370
City of Chicago, Neighborhoods
Alive 21 Program, Series B
(GO)
5.00%, 01/01/25 235 239,058
City of Chicago, Series A (GO)
5.00%, 01/01/27 725 759,924
5.00%, 01/01/27 200 209,634
5.00%, 01/01/27 275 293,413
5.00%, 01/01/31 (c) 3,000 3,248,094
5.00%, 01/01/31 (c) 1,500 1,625,663
5.00%, 01/01/31 (c) 3,000 3,242,684
5.25%, 01/01/24 (c) 1,810 1,824,077
5.50%, 01/01/29 (c) 1,000 1,045,693
5.50%, 01/01/30 (c) 1,000 1,070,206
6.00%, 01/01/27 (c) 5,000 5,311,001
City of Chicago, Series A (GO)
(NATL)
0.00%, 01/01/29 ^ 140 113,008
City of Chicago, Series A (GO)
(SAW)
5.00%, 01/01/29 2,775 2,964,383
City of Chicago, Series B (GO)
5.25%, 01/01/25 (c) 2,195 2,410,848
City of Chicago, Series C (GO)
0.00%, 01/01/32 ^ 195 135,910
5.00%, 01/01/24 10 10,045
5.00%, 01/01/25 1,760 1,790,389
5.00%, 01/01/26 (c) 250 256,210
5.00%, 01/01/26 380 392,272
City of Chicago, Series D (GO)
5.50%, 01/01/25 (c) 5,000 5,073,499
City of Chicago, Water Revenue,
Second Lien (RB) (AMBAC)
5.75%, 11/01/30 990 1,072,164
City of Harvey, Series A (GO)
5.50%, 07/31/23 (c) (d) * 465 426,056
5.62%, 07/31/23 (c) (d) * 3,600 3,298,500
Cook County, Illinois, Series B
(GO)
4.00%, 11/15/26 1,200 1,231,328

Par
(000’s) Value
Illinois (continued)
Illinois Finance Authority
Student Housing and
Academic Facility, CHF -
Chicago, L.L.C. - University
of Illinois at Chicago Project,
Series A (RB)
5.00%, 08/15/27 (c) $ 4,125 $ 3,875,187
Illinois Finance Authority, Acero
Charter Schools, Inc. (RB)
4.00%, 10/01/31 (c) 1,000 761,705
Illinois Finance Authority,
Admiral Lake Project (RB)
5.12%, 05/15/24 (c) 390 332,881
Illinois Finance Authority,
Central Baptist Village (RB)
5.38%, 07/31/23 (c) 35 33,337
Illinois Finance Authority, CHF
- Cook, LLC - Northeastern
Illinois University Project,
Series A (RB)
5.00%, 07/01/25 (c) 1,000 959,857
5.00%, 07/01/25 (c) 1,340 1,103,285
Illinois Finance Authority,
Christian Homes, Inc. (RB)
5.00%, 05/15/26 (c) 1,875 1,714,732
Illinois Finance Authority,
Friendship Village of
Schaumburg (RB)
5.00%, 02/15/27 (c) (d) * 6,500 2,600,000
5.00%, 02/15/27 (d) * 3,000 1,200,000
5.12%, 02/15/27 (c) (d) * 6,130 2,452,000
Illinois Finance Authority,
Greenfields of Geneva Project
(RB)
7.10%, 11/01/27 (c) 100 83,659
Illinois Finance Authority,
Illinois Institute of Technology
(RB)
5.00%, 09/01/29 (c) 175 160,655
Illinois Finance Authority,
Intrinsic School Project,
Series A (RB)
6.00%, 12/01/25 (c) 500 511,382
Illinois Finance Authority,
Lutheran Life Communities
Obligated Group, Series A
(RB)
5.00%, 11/01/26 (c) 250 240,567
5.00%, 11/01/26 (c) 5 4,628
5.00%, 11/01/26 (c) 500 484,580
Illinois Finance Authority,
Roosevelt University (RB)
5.50%, 07/31/23 (c) 475 458,781
Illinois Sports Facilities
Authority (RB)
5.00%, 06/15/28 1,000 1,025,762
5.00%, 06/15/29 (c) 3,055 3,132,000
5.00%, 06/15/29 1,000 1,027,286
5.00%, 06/15/30 1,000 1,033,366
Par
(000’s) Value
Illinois (continued)
Illinois Sports Facilities
Authority (RB) (AGM)
5.00%, 06/15/24 (c) $ 4,425 $ 4,458,517
Illinois Sports Facilities
Authority (RB) (AMBAC)
0.00%, 06/15/26 ^ 690 607,143
Illinois State, Series A (GO)
5.00%, 12/01/27 (c) 500 531,208
5.00%, 05/01/28 (c) 500 514,491
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB)
3.00%, 12/15/24 (c) 2,000 1,963,858
4.00%, 12/15/31 (c) 75 72,548
5.00%, 12/15/29 (c) 6,500 6,597,269
Metropolitan Pier and
Exposition Authority,
McCormick Place Expansion
Project, Series A (RB) (NATL)
0.00%, 12/15/34 ^ 590 377,647
0.00%, 06/15/31 ^ 125 92,589
0.00%, 06/15/34 ^ 190 124,695
0.00%, 06/15/39 ^ 115 57,050
0.01%, 12/15/30 475 358,526
0.01%, 06/15/30 745 572,944
North Carolina Turnpike
Authority, Monroe
Expressway Toll, Series A (RB)
(BAM)
4.00%, 04/01/31 (c) 1,200 1,165,979
Northeastern Illinois University,
Capital Improvement Project
(CP)
4.00%, 07/31/23 (c) 585 465,034
Northern Illinois Municipal
Power Agent Power Project,
Prairie State Project, Series
A (RB)
4.00%, 12/01/26 (c) 2,000 1,970,322
State of Illinois (GO)
3.50%, 06/01/26 (c) 175 166,979
4.00%, 01/01/26 (c) 610 611,001
4.00%, 05/01/24 660 661,769
4.00%, 06/01/26 (c) 460 453,111
4.00%, 06/01/26 (c) 360 358,266
4.00%, 06/01/26 (c) 270 267,250
4.00%, 08/08/23 (c) 150 150,014
4.12%, 11/01/26 (c) 600 602,939
4.12%, 08/08/23 (c) 160 160,018
5.00%, 11/01/24 200 203,464
5.00%, 02/01/24 (c) 350 352,215
5.00%, 02/01/24 (c) 375 377,140
5.00%, 02/01/27 500 525,938
5.00%, 05/01/24 (c) 175 176,440
5.00%, 05/01/24 (c) 100 100,744
5.00%, 06/01/26 125 130,276
State of Illinois (RB)
3.00%, 06/15/26 (c) 100 94,441

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Illinois (continued)
State of Illinois, Series A (GO)
4.00%, 08/08/23 (c) $ 100 $ 100,010
5.00%, 10/01/28 500 540,231
5.00%, 11/01/28 5 5,408
5.00%, 12/01/27 (c) 100 105,283
5.00%, 05/01/28 (c) 365 376,737
5.00%, 08/08/23 (c) 110 110,029
State of Illinois, Series D (GO)
5.00%, 11/01/25 250 258,106
5.00%, 11/01/27 (c) 2,435 2,592,525
5.00%, 11/01/27 1,400 1,489,719
Upper Illinois River Valley
Development Authority, Elgin
Math and Science Academy
Charter School Project, Series
A (RB)
6.00%, 03/01/30 (c) 1,000 962,025
Village of Bolingbrook, Special
Service Area No. 1 (ST)
5.25%, 03/01/28 (c) 500 464,847
Village of Bridgeview (GO)
5.00%, 07/31/23 (c) 360 317,266
Will County Community High
School District No. 210, Series
B (GO)
0.00%, 01/01/29 ^ 90 72,919
0.00%, 01/01/31 ^ 245 183,143
0.00%, 01/01/33 ^ 540 369,197
313,884,751
Indiana : 0.8%
City of Anderson, Indiana
Economic Development,
Anderson University (RB)
4.75%, 07/03/23 (c) 215 204,451
Indiana Finance Authority
Educational Facilities,
Earlham College Project,
Series A (RB)
5.00%, 10/01/23 (c) 150 150,138
Indiana Finance Authority
Midwestern Disaster Relief,
Ohio Valley Electric Corp.
Project, Series C (RB)
3.00%, 11/01/30 1,500 1,377,435
Indiana Finance Authority,
Baptist Healthcare System,
Series A (RB)
5.00%, 08/15/27 (c) 4,000 4,074,192
Indiana Finance Authority,
Deaconess Health System,
Series A (RB)
5.00%, 09/01/26 (c) 1,000 1,054,871
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series A (RB)
4.25%, 11/01/30 7,000 7,054,055
Par
(000’s) Value
Indiana (continued)
Indiana Finance Authority, Ohio
Valley Electric Corp. Project,
Series B (RB)
3.00%, 11/01/30 $ 3,500 $ 3,214,015
Indiana Finance Authority,
United States Steel Corp.
Project, Series A (RB)
4.12%, 12/01/26 5,500 5,458,378
22,587,535
Iowa : 1.1%
City of Coralville, Marriott Hotel
and Convention Center,
Series E (CP)
4.00%, 06/01/24 (c) 1,025 996,320
Iowa Finance Authority,
Lifespace Communities, Inc.,
Series A (RB)
5.00%, 05/15/27 (c) 4,000 2,981,671
5.00%, 05/15/27 (c) 655 512,824
Iowa Finance Authority,
Midwestern Disaster Area,
Alcoa Inc. Project (RB)
4.75%, 07/31/23 (c) 12,140 11,775,172
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Co. Project
(RB)
5.00%, 12/01/29 (c) 5,000 5,059,163
Iowa Finance Authority,
Midwestern Disaster Area,
Iowa Fertilizer Co. Project,
Series A (RB)
5.00%, 12/01/42 (c) (p) 7,605 7,763,722
Iowa Higher Education Loan
Authority, Wartburg College
Project (RB)
4.00%, 10/01/25 1,660 1,604,510
5.00%, 10/01/25 (c) 2,115 1,898,122
32,591,504
Kansas : 0.4%
City of Hutchinson, Regional
Medical Center, Inc. (RB)
5.00%, 12/01/26 (c) 250 230,718
City of Lenexa, Kansas Health
Care Facility, Lakeview Village,
Inc., Series A (RB)
5.00%, 05/15/27 (c) 1,000 921,954
City of Manhattan, Kansas
Health Care Facilities
Authority, Meadowlark Hills
Retirement Community,
Series A (RB)
4.00%, 06/01/28 (c) 3,000 2,173,194
City of Manhattan, Kansas
Sales Tax, Downtown
Redevelopment Star Project
Area (RB)
4.00%, 06/01/25 (c) 625 623,310

Par
(000’s) Value
Kansas (continued)
City of Wichita, Health Care
Facilities, Series I (RB)
5.00%, 05/15/25 (c) $ 1,355 $ 1,064,436
City of Wichita, Health Care
Facilities, Series III (RB)
5.00%, 05/15/26 (c) 500 341,906
5.00%, 05/15/26 (c) 250 214,423
Manhattan Kansas Health Care
Facilities, Meadowlark Hills,
Series A (RB)
4.00%, 06/01/28 (c) 1,000 835,405
Topeka Kansas Health Care
Facilities, Brewster Place,
Series A (RB)
6.25%, 12/01/29 (c) 1,000 994,348
6.50%, 12/01/29 (c) 1,000 993,402
Wyandotte County, Kansas
City Unified Government,
Vacation Village Project Area
1 and 2A, Series A (RB)
5.00%, 09/01/25 (c) 295 268,305
6.00%, 09/01/25 (c) 2,125 1,757,849
Wyandotte County, Kansas
City Unified Government,
Vacation Village Project Area
4 (RB)
0.00%, 09/01/34 ^ 2,940 1,144,698
11,563,948
Kentucky : 0.8%
Christian County, Jennie Stuart
Medical Center (RB)
5.38%, 02/01/26 (c) 100 102,712
City of Henderson, Kentucky
Exempt Facilities, Pratt Paper,
LLC Project, Series A (RB)
4.45%, 01/01/32 (c) 2,250 2,177,340
Kentucky Economic
Development Finance
Authority Hospital, Series A
(RB)
5.00%, 06/01/27 (c) 1,315 1,344,273
Kentucky Economic
Development Finance
Authority, Louisville Arena
Authority, Inc., Series A (RB)
(AGM)
5.00%, 07/31/23 (c) 760 756,282
Kentucky Economic
Development Finance
Authority, Louisville Arena
Project, Series A (RB) (AGM)
5.00%, 12/01/27 (c) 4,655 4,765,232
Kentucky Economic
Development Finance
Authority, Masonic Home
Independent Living II, Inc.,
Series A (RB)
5.00%, 05/15/26 (c) 350 296,186
5.00%, 05/15/26 (c) 2,545 2,312,910
Par
(000’s) Value
Kentucky (continued)
5.00%, 05/15/26 (c) $ 250 $ 185,693
Kentucky Economic
Development Finance
Authority, Masonic Homes of
Kentucky, Inc. (RB)
5.38%, 07/21/23 (c) 400 363,749
5.50%, 07/21/23 (c) 250 205,292
Kentucky Economic
Development Finance
Authority, Next Generation
Kentucky Information
Highway Project, Series A (RB)
4.25%, 07/01/25 (c) 1,790 1,750,760
5.00%, 07/01/25 (c) 1,000 1,005,225
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series A (RB)
5.00%, 06/01/26 175 179,842
5.00%, 06/01/27 (c) 990 983,926
5.25%, 06/01/27 (c) 750 767,105
Kentucky Economic
Development Finance
Authority, Owensboro Health
System, Inc., Series B (RB)
5.00%, 06/01/27 (c) 500 501,448
Kentucky State Property and
Building Commission, Project
No. 115 (RB) (BAM)
5.00%, 04/01/27 (c) 2,000 2,117,618
Louisville & Jefferson County,
UOFL Health Project, Series A
(RB) (AGM)
5.00%, 05/15/32 (c) 3,170 3,245,704
Paducah Electric Plant Board,
Series A (RB) (AGM)
5.00%, 10/01/26 (c) 1,045 1,095,782
24,157,079
Louisiana : 0.9%
Calcasieu Parish Memorial
Hospital Service District (RB)
5.00%, 12/01/29 (c) 3,800 3,379,759
City of Shreveport, Water and
Sewer Revenue, Series C (RB)
(BAM)
5.00%, 12/01/25 100 103,603
Hospital Service District No.
1 of Parish of Tangipahoa,
North Oaks Health System
Project (RB)
4.00%, 02/01/31 (c) 2,075 1,896,769
Louisiana Local Government
Environmental Facilities and
Community Development
Authority Student Housing,
Provident Group ULM
Properties LLC, Series A (RB)
5.00%, 07/01/29 (c) 500 422,761

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Louisiana (continued)
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, CDF Healthcare of
Louisiana, LLC Project, Series
A (RB)
5.62%, 06/01/25 (c) $ 925 $ 767,516
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, City of New
Orleans Gomesa Project (RB)
4.00%, 11/01/30 (c) 3,000 2,646,622
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Jefferson Parish
Gomesa Project (RB) (NATL)
4.00%, 11/01/29 (c) 2,000 1,800,563
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Parc Fontaine
Apartments, Series A (RB)
4.25%, 07/31/23 (c) 175 134,397
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, University of
Louisiana at Monroe Project,
Series A (RB)
5.00%, 07/01/29 (c) 500 381,251
Louisiana Public Facilities
Authority, Loyola University
Project, (RB)
5.25%, 10/01/33 (c) 1,500 1,491,945
Louisiana Public Facilities
Authority, Ochsner Clinic
Foundation Project, Series A
(RB) (SAW)
3.00%, 05/15/30 (c) 1,250 892,730
Louisiana Public Facilities
Authority, Series A (RB)
4.00%, 12/15/27 (c) 1,940 1,845,566
Louisiana Public Facilities
Authority, Solid Waste
Disposal , Louisiana Pellets,
Inc. Project, Series A (RB)
7.50%, 07/01/23 (d) * 2,259 23
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project (RB)
7.75%, 07/01/24 (c) (d) * 1,647 16
Louisiana Public Facilities
Authority, Solid Waste
Disposal Revenue, Louisiana
Pellets, Inc. Project, Series A
(RB)
8.38%, 07/01/24 (c) (d) * 1,389 14
Par
(000’s) Value
Louisiana (continued)
New Orleans Aviation Board,
North Terminal Project,
Series A (RB)
5.00%, 01/01/25 (c) $ 2,160 $ 2,167,967
Parish of St James, Nustar
Logistics, LP Project (RB)
5.85%, 06/01/25 (p) 750 767,415
6.35%, 06/01/30 (c) 4,000 4,318,479
Parish of St James, Nustar
Logistics, LP Project, Series
A (RB)
6.35%, 06/01/30 (c) 1,000 1,079,620
Tangipahoa Parish, Louisiana
Hospital Service, District
No.1, North Oaks Health
System Project (RB)
4.00%, 02/01/31 (c) 1,530 1,505,584
25,602,600
Maine : 0.2%
Maine Health and Higher
Educational Facilities
Authority, Eastern Maine
Medical Center Obligated
Group Issue, Series A (RB)
4.00%, 07/01/26 (c) 1,695 1,427,087
5.00%, 07/01/26 (c) 5,345 4,901,648
5.00%, 07/01/26 (c) 1,000 980,021
7,308,756
Maryland : 1.5%
Baltimore Maryland, Special
Obligation, Harbor Point
Project (RB)
5.00%, 06/01/31 (c) 1,000 956,664
City of Baltimore, Convention
Center Hotel (RB)
5.00%, 09/01/27 (c) 1,000 1,005,973
5.00%, 09/01/27 (c) 2,000 1,833,517
5.00%, 09/01/27 (c) 1,000 955,617
5.00%, 09/01/27 (c) 2,250 2,110,647
City of Baltimore, East
Baltimore Research Park
Project, Series A (RB)
5.00%, 09/01/27 (c) 500 501,722
City of Baltimore, Harbor Point
Project (RB)
5.12%, 06/01/26 (c) 250 250,155
County of Frederick, Maryland
Educational Facilities
Project, Mount Saunt Mary's
University, Series A (RB)
5.00%, 09/01/27 (c) 1,000 962,770
County of Prince George's,
Chesapeake Lighthouse
Chapter School Project,
Series A (RB)
7.00%, 11/01/25 (c) 500 513,151

Par
(000’s) Value
Maryland (continued)
Frederick County Maryland,
Urban Community
Development Authority,
Series A (ST)
4.00%, 07/01/30 (c) $ 2,000 $ 1,762,620
Frederick County, Education
Facilities Project, Series A (RB)
5.00%, 09/01/27 (c) 4,100 3,732,280
Frederick County, Maryland
Educational Facilities
Project, Mount Saint Mary's
University, Series A (RB)
5.00%, 09/01/27 (c) 2,000 2,008,702
Frederick County, Maryland,
Jefferson Technology Park
Project, Series B (TA)
4.62%, 07/01/30 (c) 1,900 1,843,362
Howard County, Series A (TA)
4.50%, 02/15/26 (c) 2,500 2,279,763
Maryland Economic
Development Corp., CNX
Marine Terminal, Inc. Port of
Baltimore Facility (RB)
5.75%, 07/31/23 (c) 7,785 7,858,303
Maryland Economic
Development Corp., Metro
Centre at Owings Mills
Project (TA)
3.75%, 01/01/27 (c) 100 97,933
4.38%, 01/01/27 (c) 470 451,328
4.50%, 01/01/27 (c) 530 495,847
Maryland Economic
Development Corp., Port
Covington Project (TA)
3.25%, 09/01/30 1,500 1,409,073
4.00%, 09/01/30 (c) 2,250 2,019,844
4.00%, 09/01/30 (c) 3,250 2,736,547
Maryland Economic
Development Corp., Purple
Line Light Rail Project, Series
B (RB)
5.25%, 06/30/32 (c) 3,085 3,164,882
Maryland Health and Higher
Educational Facilities
Authority, Mercy Medical
Center, Series A (RB)
4.00%, 07/01/26 (c) 400 368,504
5.00%, 07/01/26 (c) 250 253,674
Maryland Health and Higher
Educational Facilities
Authority, Meritus Medical
Center (RB)
4.00%, 07/01/25 (c) 210 210,039
4.25%, 07/01/25 (c) 145 144,748
5.00%, 07/01/25 (c) 1,500 1,516,509
5.00%, 07/01/25 (c) 625 639,695
5.00%, 07/01/25 (c) 500 506,216
Par
(000’s) Value
Maryland (continued)
Prince George County,
Collington Episcopal Life Care
Community, Inc. (RB)
5.25%, 04/01/27 (c) $ 1,000 $ 904,654
Prince George's County,
Suitland-Naylor Road Project
(TA)
4.75%, 01/01/26 (c) 500 501,903
43,996,642
Massachusetts : 1.2%
Collegiate Charter School of
Lowell (RB)
5.00%, 06/15/26 (c) 365 357,155
Commonwealth of
Massachusetts (RB) (BAM-
TCRS NATL)
5.50%, 01/01/34 1,420 1,696,153
Massachusetts Development
Finance Agency, Boston
Medical Center Issue , Series
D (RB)
4.00%, 07/01/25 (c) 535 472,483
Massachusetts Development
Finance Agency, Boston
Medical Center Issue, Series
D (RB)
5.00%, 07/01/25 (c) 2,120 2,139,156
Massachusetts Development
Finance Agency, Boston
Student Housing Project (RB)
5.00%, 10/01/26 (c) 1,000 962,533
Massachusetts Development
Finance Agency, Emerson
College (RB)
5.00%, 01/01/25 (c) 500 506,871
Massachusetts Development
Finance Agency, Emmanuel
College, Series A (RB)
5.00%, 10/01/26 (c) 1,035 1,025,507
Massachusetts Development
Finance Agency, Lasell
University (RB)
4.00%, 07/01/31 (c) 2,400 1,955,258
Massachusetts Development
Finance Agency, Lawrence
General Hospital (RB)
5.00%, 07/01/27 (c) 1,000 906,535
Massachusetts Development
Finance Agency, Lawrence
General Hospital, Series A
(RB)
5.25%, 07/01/24 (c) 350 324,155
Massachusetts Development
Finance Agency, Linden
Ponds, Inc. Facility (RB)
5.00%, 11/15/25 (c) 500 507,961
5.12%, 11/15/25 (c) 500 505,388

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Massachusetts (continued)
Massachusetts Development
Finance Agency, Newbridge
on the Charles, Inc. (RB)
4.00%, 07/21/23 (c) $ 1,000 $ 908,570
4.12%, 07/21/23 (c) 2,500 2,004,349
5.00%, 07/21/23 (c) 14,550 12,729,591
5.00%, 07/21/23 (c) 1,400 1,262,005
Massachusetts Development
Finance Agency, South Shore
Hospital Issue, Series I (RB)
4.00%, 07/01/26 (c) 1,500 1,421,739
Massachusetts Development
Finance Agency, Springfield
College Issue, Series A (RB)
(AGM)
4.00%, 06/01/30 (c) 5 3,954
Massachusetts Development
Finance Agency, UMass
Boston Student Housing
Project (RB)
5.00%, 10/01/26 (c) 1,930 1,918,482
Massachusetts Development
Finance Agency, UMass
Dartmouth Student Housing
Project (RB)
5.00%, 10/01/28 (c) 2,000 1,841,473
Massachusetts Development
Finance Agency, UMass
Memorial Health Care
Obligated Group Issue, Series
I (RB)
5.00%, 07/01/26 (c) 190 196,992
5.00%, 07/01/26 (c) 510 511,491
Massachusetts State
Development Finance
Agency, Wellforce Issue,
Series A (RB)
5.00%, 01/01/29 (c) 1,250 1,287,910
35,445,711
Michigan : 1.0%
Calhoun County Hospital
Finance Authority, Oaklawn
Hospital (RB)
5.00%, 02/15/27 (c) 290 284,288
City of Detroit, Michigan
Unlimited Tax (GO)
5.50%, 04/01/30 (c) 250 260,557
City of Detroit, Michigan
Unlimited Tax, Series A (GO)
5.00%, 04/01/31 (c) 135 135,934
5.00%, 04/01/31 (c) 1,475 1,477,304
Detroit Service Learning
Academy, Public School
Academy (RB) (AGM Q-SBLF)
4.00%, 07/01/28 (c) 1,000 802,967
Flint Michigan Hospital Building
Authority, Hurley Medical
Center (RB)
4.00%, 07/01/30 (c) 500 421,583
Par
(000’s) Value
Michigan (continued)
Flint Michigan Hospital Building
Authority, Hurley Medical
Center, Series A (RB)
5.25%, 07/31/23 (c) $ 2,000 $ 2,000,099
Flint Michigan Hospital Building
Authority, Series B (RB)
4.75%, 07/31/23 (c) 395 383,420
Michigan Finance Authority,
Presbyterian Villages of
Michigan (RB)
5.25%, 11/15/25 (c) 250 231,790
5.50%, 11/15/25 (c) 300 263,312
Michigan Finance Authority,
Public Lighting Authority
Local Project, Series B (RB)
5.00%, 07/01/24 (c) 3,575 3,577,061
5.00%, 07/01/24 (c) 215 215,435
Michigan Finance Authority,
Series B-1 (RB)
5.00%, 12/01/30 (c) 1,575 1,615,699
Michigan Finance Authority,
Sold Tobacco Receipts, Series
A-2 (RB)
5.00%, 12/01/30 9,000 9,414,876
Michigan Finance Authority,
Thomas M. Cooley Law
School Project (RB)
5.00%, 07/01/24 (c) 795 800,372
Michigan Finance Authority,
Tobacco Settlement Bonds,
Series B-2 (RB)
0.01%, 12/01/30 (c) 15,500 1,519,343
Michigan State Building
Authority, Series F (RB)
4.00%, 10/01/24 100 99,412
Michigan Strategic Fund,
Evangelical Homes Project
(RB)
5.25%, 07/31/23 (c) 1,000 924,511
5.50%, 07/31/23 (c) 2,000 1,613,147
Michigan Strategic Fund, I-75
Improvement Project (RB)
5.00%, 12/31/28 (c) 700 733,742
5.00%, 12/31/28 (c) 600 629,511
5.00%, 12/31/28 (c) 1,250 1,258,916
Michigan Tobacco Settlement
Finance Authority, Series B
(RB)
0.01%, 07/17/23 (c) 260 30,270
Summit Academy North,
Michigan Public School (RB)
4.00%, 11/01/28 (c) 1,000 821,491
29,515,040
Minnesota : 0.7%
Chippewa County, Chippewa
County-Montevideo Hospital
Project (RB)
4.00%, 03/01/26 (c) 135 126,536

Par
(000’s) Value
Minnesota (continued)
City of Anoka, Homestead at
Anoka, Inc. Project (RB)
4.25%, 11/01/24 (c) $ 500 $ 474,760
City of Brooklyn Park, Charter
School, Athlos Leadership
Academy Project, Series A
(RB)
5.50%, 07/01/25 (c) 250 228,891
5.50%, 07/01/25 (c) 245 213,260
City of Crookston, Health Care
Facilities, Riverview Health
Project (RB)
5.00%, 05/01/29 (c) 3,000 2,535,219
City of Deephaven, Charter
School, Eagle Ridge Academy
Project, Series A (RB)
5.25%, 07/01/25 (c) 500 497,459
5.50%, 07/01/25 (c) 2,860 2,860,362
City of Forest Lake,
International Language
Academy, Series A (RB) (SAW)
5.38%, 08/01/27 (c) 500 480,402
City of Maple Grove, Minnesota
Health Care Facilities (RB)
3.38%, 05/01/27 (c) 115 108,039
City of St. Louis Park, Place Via
Sol Project (RB) (AMBAC)
6.00%, 07/01/27 (d) (p) * 2,000 1,060,000
City of St. Paul, Housing and
Redevelopment Authority,
Series A (RB)
4.00%, 07/01/25 (c) 1,000 991,698
5.75%, 09/01/26 (c) 325 325,526
Minneapolis Minnesota Heath
Care System, Fairview Health
Services, Series A (RB)
5.00%, 11/15/28 (c) 2,000 2,032,625
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series A (RB)
5.00%, 05/01/26 (c) 3,730 3,377,138
Minnesota Higher Education
Facilities Authority, Augsburg
College, Series B (RB)
4.25%, 07/21/23 (c) 940 779,836
Minnesota Higher Education
Facilities Authority, Bethel
University (RB)
5.00%, 05/01/27 (c) 2,000 1,811,636
Rochester Minnesota Health
Care and Housing, Samaritan
Bethany, Inc., Project, Series
A (RB)
5.00%, 08/01/25 (c) 1,075 886,220
Township of Baytown, St. Croix
Preparatory Academy Project,
Series A (RB)
4.00%, 08/01/26 (c) 250 211,994
Par
(000’s) Value
Minnesota (continued)
Woodbury, Minnesota Charter
School Lease, Woodbury
Leadership Academy Project,
Series A (RB)
4.00%, 07/01/28 (c) $ 1,150 $ 803,898
19,805,499
Mississippi : 0.4%
Mississippi Business Finance
Corp., Enviva, Inc. Project (RB)
7.75%, 07/15/32 (c) (p) 4,000 2,999,419
Mississippi Business Finance
Corp., System Energy
Resources Inc. Project (RB)
2.38%, 06/01/26 (c) 1,000 640,326
Mississippi Development Bank,
Magnolia Regional Health
Center Project (RB)
4.00%, 10/01/31 (c) 3,500 2,930,885
Mississippi Development Bank,
Water and Sewer System (RB)
(AGM)
6.88%, 12/01/23 (c) 1,000 1,009,080
Mississippi Hospital Equipment
and Facilities Authority,
Baptist Memorial Health
Corp., Series A (RB)
5.00%, 09/01/26 (c) 3,000 3,028,669
10,608,379
Missouri : 1.0%
Boone County, Boone Hospital
Center (RB)
3.00%, 08/01/26 (c) 410 292,292
4.00%, 08/01/26 (c) 565 425,798
5.00%, 08/01/26 (c) 1,000 940,910
Cape Girardeau County
Industrial Development
Authority, Series A (RB)
5.00%, 03/01/27 (c) 1,000 1,025,782
City of Liberty, Liberty
Commons Project, Series A
(TA)
5.75%, 06/01/25 (c) 500 464,647
City of Nevada, Regional
Medical Center (RB) (ACA)
4.30%, 07/31/23 (c) 40 39,846
City of St. Louis, Industrial
Development Authority,
Ballpark Village Development
Project, Series A (RB)
4.38%, 11/15/26 (c) 250 200,441
Health and Educational
Facilities Authority, Lutheran
Senior Services Projects,
Series C (RB)
4.00%, 02/01/29 (c) 475 396,831
I-470 Western Gateway
Transportation Development
District, Series A (RB)
4.50%, 12/01/26 (c) 300 295,601

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Missouri (continued)
5.25%, 12/01/26 (c) $ 1,100 $ 1,102,245
Kansas City Industrial
Development Authority,
Methodist Retire Home,
Series B (RB)
5.00%, 11/15/46 5,352 3,964,015
Kansas City Land Clearance
Redevelopment Authority,
Convention Center Hotel
Project, Series B (TA) (AGM)
5.00%, 02/01/28 (c) 4,475 3,280,088
Kirkwood Industrial
Development Authority,
Missouri Retirement
Community, Series A (RB)
5.25%, 05/15/27 (c) 4,000 3,029,509
5.25%, 05/15/27 (c) 1,500 1,279,537
Lees Summit Industrial
Development Authority, John
Knox Village, Series A (RB)
5.00%, 08/15/24 (c) 1,550 1,371,339
5.00%, 08/15/25 (c) 2,000 1,659,736
5.00%, 08/15/25 (c) 2,430 2,254,318
Lee's Summit, Missouri Summit
Fair Project (TA)
4.88%, 11/01/27 (c) 2,500 2,264,553
Missouri State Health and
Educational Facilities
Authority, Lutheran Senior
Services Project, Series A (RB)
5.00%, 02/01/24 (c) 3,000 2,894,711
St. Joseph Industrial
Development Authority,
Missouri Healthcare, Series
A (RB)
5.00%, 01/01/26 (c) 1,000 729,537
St. Louis County, Industrial
Development Authority,
Friendship Village St. Louis,
Series A (RB)
5.00%, 09/01/25 (c) 500 457,307
St. Louis County, Industrial
Development Authority, St.
Andrew's Resources, Series
A (RB)
5.00%, 12/01/25 (c) 150 142,307
University City of Missouri
Industrial Development
Authority of University City,
Missouri, Series A (RB)
4.88%, 06/15/33 (c) 1,000 1,002,665
29,514,015
Montana : 0.2%
City of Forsyth, Rosebud
County, Montana Pollution
Control, Series A (RB)
3.90%, 07/31/23 (c) 2,000 1,938,620
Par
(000’s) Value
Montana (continued)
Montana Facility Finance
Authority, Bozeman
Deaconess Health Services,
Series A (RB)
4.00%, 06/01/31 (c) $ 415 $ 382,438
Montana Facility Finance
Authority, Health Care
Facilities, Children's Home &
Hospital Project, Series A (RB)
4.00%, 07/01/30 (c) 1,700 1,365,437
Montana Facility Finance
Authority, Kalispell Regional
Medical Center, Series B (RB)
4.12%, 07/01/28 (c) 500 474,803
5.00%, 07/01/28 (c) 1,270 1,273,359
5,434,657
Nebraska : 0.1%
Central Plains Energy Project,
Gas Project Crossover No. 3,
Series A (RB)
5.00%, 09/01/34 1,000 1,082,436
5.00%, 09/01/36 500 529,029
5.00%, 09/01/42 1,780 1,853,798
Central Plains Energy Project,
Series G (RB)
5.00%, 10/01/29 (c) (p) 235 243,806
3,709,069
Nevada : 0.3%
City of Las Vegas, Special
Improvement District No.
814 (SA)
4.00%, 06/01/29 (c) 535 441,646
4.00%, 06/01/29 (c) 230 197,491
City of Reno, Tax Increment
Senior Lien, Series C (TA)
5.40%, 07/31/23 (c) 965 956,210
Clark County School District,
Series A (GO)
5.00%, 06/15/26 2,000 2,099,652
Clark County, Special
Improvement District No.
159 (SA)
5.00%, 08/01/25 (c) 170 171,372
Henderson Local Improvement
District No. T-18 (SA)
4.00%, 09/01/26 (c) 625 574,509
North Las Vegas, Special
Improvement District No. 64
(SA)
4.62%, 12/01/28 (c) 230 211,611
North Las Vegas, Special
Improvement District No. 64
(SA) (SAW)
4.62%, 12/01/28 (c) 470 442,880
State of Nevada, Department
of Business and Industry,
Somerset Academy, Series
A (RB)
5.00%, 12/15/25 (c) 2,000 1,967,297

Par
(000’s) Value
Nevada (continued)
5.00%, 12/15/25 (c) $ 500 $ 445,818
5.00%, 12/15/25 (c) 400 381,800
5.12%, 12/15/25 (c) 1,000 921,818
8,812,104
New Hampshire : 0.5%
National Finance Authority,
Ascentria Care Alliance
Project (RB)
5.00%, 07/01/28 (c) 2,000 1,526,967
5.00%, 07/01/28 (c) 1,220 953,212
National Finance Authority,
Covanta Project, Series B (RB)
4.62%, 07/31/23 (c) 4,000 3,467,304
National Finance Authority,
New Hampshire Resource
Recovery, Covanta Project,
Series C (RB)
4.88%, 07/31/23 (c) 3,375 3,022,749
National Finance Authority,
Resource Recovery, Series
A (RB)
3.62%, 07/02/40 (c) (p) 1,600 1,230,920
National Finance Authority, The
Vista Project, Series A (RB)
5.62%, 07/01/25 (c) 1,600 1,446,567
New Hampshire Health and
Education Facilities Authority,
Covenant Health (RB)
4.00%, 01/01/33 (c) 2,000 1,821,671
New Hampshire Health and
Education Facilities Authority,
Hillside Village, Series A (RB)
6.12%, 07/01/24 (c) (d) * 835 183,653
6.12%, 07/01/24 (c) (d) * 1,252 275,480
6.25%, 07/01/24 (c) (d) * 417 91,826
14,020,349
New Jersey : 2.8%
Camden County, New Jersey
Improvement Authority,
Series A (RB)
5.00%, 02/15/24 (c) 150 150,763
Casino Reinvestment
Development Authority (RB)
5.25%, 11/01/24 (c) 8,450 8,509,117
5.25%, 11/01/24 (c) 1,410 1,423,668
City of Atlantic City, New Jersey
Tax Appeal (GO)
5.00%, 12/01/23 (c) 65 64,914
New Jersey Economic
Development Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.00%, 06/01/26 (c) 470 443,576
New Jersey Economic
Development Authority,
Continental Airlines, Inc.
Project (RB)
5.25%, 07/31/23 (c) 1,645 1,648,608
5.50%, 07/31/23 (c) 60 60,648
Par
(000’s) Value
New Jersey (continued)
5.62%, 03/05/24 (c) $ 285 $ 289,210
5.62%, 03/05/24 (c) 2,035 2,065,061
5.75%, 07/31/23 (c) 800 802,045
New Jersey Economic
Development Authority,
Kapkowski Road Landfill
Reclamation Improvement
District Project (SA)
5.75%, 04/01/31 55 54,995
New Jersey Economic
Development Authority, Lions
Gate Project (RB)
4.88%, 01/01/24 (c) 655 648,075
5.00%, 01/01/24 (c) 500 492,014
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB)
4.00%, 07/01/27 (c) 2,000 2,009,725
4.00%, 07/01/27 (c) 1,640 1,658,000
5.00%, 07/01/27 (c) 4,640 4,879,506
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series A (RB) (BAM)
5.00%, 07/01/27 (c) 2,500 2,670,169
New Jersey Economic
Development Authority,
Motor Vehicle Surcharges,
Series B (RB) (XLCA)
0.00%, 07/01/26 ^ 515 461,478
New Jersey Economic
Development Authority, New
Jersey Transit Corp. Project,
Series B (RB)
4.00%, 11/01/25 120 120,839
New Jersey Economic
Development Authority,
School Facilities Construction,
Series AAA (RB)
5.00%, 12/15/26 (c) 305 316,732
5.00%, 12/15/26 (c) 725 755,190
New Jersey Economic
Development Authority,
School Facilities Construction,
Series BBB (RB)
5.50%, 12/15/26 (c) 165 178,478
New Jersey Economic
Development Authority,
School Facilities Construction,
Series EEE (RB)
5.00%, 12/15/28 (c) 2,880 2,999,744
New Jersey Economic
Development Authority,
School Facilities Construction,
Series LLL (RB)
5.00%, 12/15/29 (c) 600 639,834

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New Jersey (continued)
New Jersey Economic
Development Authority,
School Facilities Construction,
Series MMM (RB)
4.00%, 12/15/29 (c) $ 500 $ 510,893
New Jersey Economic
Development Authority,
School Facilities Construction,
Series PP (RB)
5.00%, 06/15/24 (c) 100 101,506
5.00%, 06/15/24 (c) 580 588,989
5.00%, 06/15/24 (c) 140 142,170
New Jersey Economic
Development Authority,
School Facilities Construction,
Series QQQ (RB)
4.00%, 12/15/29 (c) 205 197,404
4.00%, 12/15/30 (c) 600 603,207
4.00%, 12/15/30 (c) 600 598,214
4.00%, 12/15/30 (c) 700 719,631
New Jersey Economic
Development Authority,
School Facilities Construction,
Series RR (RB)
5.00%, 06/15/24 (c) 620 629,609
New Jersey Economic
Development Authority,
School Facilities Construction,
Series WW (RB)
5.00%, 06/15/25 (c) 680 703,722
5.00%, 06/15/25 (c) 630 651,978
5.25%, 06/15/25 (c) 435 448,871
New Jersey Economic
Development Authority,
School Facilities Construction,
Series XX (RB)
4.00%, 06/15/24 220 221,005
4.38%, 06/15/25 (c) 420 424,870
5.00%, 06/15/25 (c) 105 108,663
New Jersey Economic
Development Authority, The
Goethals Bridge Replacement
Project (RB)
5.12%, 01/01/24 (c) 350 351,696
5.25%, 01/01/24 (c) 1,000 1,005,197
5.38%, 01/01/24 (c) 900 902,159
5.50%, 01/01/24 (c) 500 503,303
New Jersey Economic
Development Authority, West
Campus Housing, LLC, Series
A (RB)
4.12%, 07/01/25 (c) 150 136,088
New Jersey Educational
Facilities Authority, Higher
Educational Capital
Improvement, Series A (RB)
5.00%, 09/01/24 (c) 330 335,170
Par
(000’s) Value
New Jersey (continued)
New Jersey Educational
Facilities Authority, Montclair
State University Issue, Series
A (RB)
5.00%, 07/01/24 (c) $ 1,000 $ 1,006,797
New Jersey Educational
Facilities Authority, Rider
University, Series F (RB)
5.00%, 07/01/27 (c) 490 413,398
New Jersey Educational
Facilities Authority, The
College of saint Elizabeth
Issue, Series D (RB)
5.00%, 07/01/26 (c) 2,500 2,236,438
New Jersey Health Care
Facilities Financing
Authority, Hospital Asset
Transformation Program (RB)
5.00%, 04/01/28 (c) 500 533,093
New Jersey Transportation
Trust Fund Authority, Series
A (RB)
0.00%, 12/15/25 ^ 230 210,762
0.00%, 12/15/25 ^ 270 247,417
0.01%, 12/15/33 5 3,391
5.00%, 12/15/26 5 5,275
5.00%, 12/15/28 200 218,469
5.00%, 12/15/29 (c) 385 408,966
New Jersey Transportation
Trust Fund Authority, Series
AA (RB)
4.75%, 06/15/25 (c) 150 152,397
5.00%, 06/15/25 (c) 340 343,669
5.25%, 06/15/25 (c) 505 514,212
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (AMBAC)
0.00%, 12/15/24 ^ 430 408,762
0.00%, 12/15/25 ^ 250 229,249
0.00%, 12/15/28 ^ 185 153,732
New Jersey Transportation
Trust Fund Authority, Series C
(RB) (NATL)
0.01%, 12/15/31 365 269,301
Newark Housing Port
Authority, Marine Terminal
Redevelopment Project (RB)
(NATL)
5.25%, 01/01/27 100 104,454
South Jersey Port Corp., Marine
Terminal, Series B (RB)
5.00%, 01/01/28 (c) 360 373,791
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/28 (c) 18,290 18,705,865
5.25%, 06/01/28 (c) 2,675 2,776,349

Par
(000’s) Value
New Jersey (continued)
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/28 (c) $ 8,530 $ 8,532,962
81,075,483
New Mexico : 0.3%
City of Farmington, New Mexico
Pollution Control, Public
Service Company of San Juan
And Four Corners Projects,
Series B (RB)
2.15%, 10/01/31 (c) 6,000 4,748,794
New Mexico Hospital
Equipment Loan Council,
Haverland Carter Lifestyle
Group -LA Vida Llena
Expansion Project, Series A
(RB)
5.00%, 07/01/26 (c) 3,480 2,855,992
7,604,786
New York : 10.2%
Brooklyn Arena Local
Development Corp., Barclays
Center (RB)
0.00%, 07/15/33 ^ 370 238,296
0.00%, 07/15/47 ^ 180 51,538
0.01%, 07/15/32 395 267,062
Brooklyn Arena Local
Development Corp., Barclays
Center, Series A (RB)
5.00%, 01/15/27 (c) 4,050 4,053,706
5.00%, 07/15/26 345 354,802
Build NYC Resource Corp.,
Albert Einstein School of
Medicine, Inc., Project (RB)
5.50%, 09/01/25 (c) 4,920 4,903,530
Build NYC Resource Corp.,
Brooklyn Navy Yard
Cogeneration Partners, L.P.
Project (RB)
5.00%, 12/31/28 5,390 5,129,333
5.25%, 12/31/28 (c) 9,700 8,958,068
5.50%, 12/31/28 (c) 4,700 4,098,911
Build NYC Resource Corp., East
Harlem Scholars Academy
Charter School Project (RB)
5.75%, 06/01/30 (c) 1,000 1,006,638
5.75%, 06/01/30 (c) 1,000 1,024,275
Build NYC Resource Corp., Kipp
NYC Public School Facilities -
Canal West Project (RB)
5.25%, 07/01/32 (c) 1,000 1,017,223
5.25%, 07/01/32 (c) 1,000 1,013,422
Build NYC Resource Corp.,
Richmond University Medical
Center Project, Series A (RB)
5.62%, 12/01/28 (c) 1,200 1,104,529
Par
(000’s) Value
New York (continued)
Build NYC Resource Corp.,
Shefa School Project, Series A
(RB) (SAW)
5.00%, 06/15/31 (c) $ 4,000 $ 3,427,803
Build NYC Resource Corp.,
Unity Preparatory Charter
School of Brooklyn Project,
Series A (RB)
5.50%, 06/15/33 (c) 1,000 968,570
City of Troy Capital Resource
Corp., Series A (RB)
4.00%, 09/01/30 (c) 1,250 1,154,192
County of Suffolk, Series D (GO)
(BAM)
4.00%, 10/15/27 (c) 1,000 1,029,680
Dublin Community Facilities
District No 2015-1 (RB)
5.00%, 07/01/26 (c) 1,000 1,025,842
Dutchess County Local
Development Corp., Bard
College Project, Series A (RB)
5.00%, 07/01/30 (c) 1,000 1,013,251
5.00%, 07/01/30 (c) 1,500 1,537,437
5.00%, 07/01/30 (c) 8,370 8,407,558
Dutchess County Local
Development Corp., Health
Quest System, Inc., Series B
(RB)
5.00%, 07/01/26 (c) 3,000 3,004,736
Erie Tobacco Asset
Securitization Corp., Series
A (RB)
5.00%, 07/31/23 (c) 2,000 1,885,769
5.00%, 07/31/23 (c) 5 4,822
Monroe County Industrial
Development Corp.,
Rochester regional Health
Project, Series A (RB)
3.00%, 12/01/30 (c) 5 3,709
Monroe County Industrial
Development Corp.,
Rochester Regional Health
Project, Series A (RB)
4.00%, 12/01/30 (c) 1,100 1,080,439
5.00%, 12/01/30 (c) 500 529,984
Nassau County Tobacco
Settlement Corp., Series A-3
(RB)
5.12%, 07/17/23 (c) 2,905 2,689,451
New York City Housing
Development Corp., Multi-
Family Housing, Series F (RB)
4.50%, 05/15/24 (c) 2,500 2,455,770
New York City Industrial
Development Agency, Airport
Facilities, Series A (RB)
5.00%, 07/31/23 (c) 1,725 1,725,438

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
New York (continued)
New York Counties Tobacco
Trust IV, Series A (RB)
3.75%, 06/01/26 (c) $ 500 $ 398,764
5.00%, 07/17/23 (c) 785 734,461
5.00%, 07/17/23 (c) 7,335 6,973,693
New York Counties Tobacco
Trust IV, Series E (RB)
0.00%, 07/17/23 (c) ^ 5 396
New York Counties Tobacco
Trust VI, Series A-2B (RB)
5.00%, 06/01/26 (c) 1,270 1,205,228
New York Liberty Development
Corp., 3 World Trade Center
Project (RB)
5.00%, 11/15/24 (c) 2,025 1,990,985
5.15%, 11/15/24 (c) 4,210 4,218,484
7.25%, 11/15/24 (c) 7,000 7,079,974
New York Liberty Development
Corp., Bank of America Tower
at One Bryant Park Project,
Series 3 (RB)
2.80%, 03/15/29 (c) 7,000 6,351,709
New York Liberty Development
Corp., Goldman Sachs
Headquarters Issue (RB)
5.25%, 10/01/35 3,000 3,432,344
New York State Dormitory
Authority, CUNY Student
Housing Project (RB) (AMBAC)
5.50%, 07/01/35 480 525,339
New York State Dormitory
Authority, Fit Student
Housing Corp. (RB) (NATL)
5.25%, 07/01/31 150 156,642
New York State Dormitory
Authority, Fordham
University, Series A (RB)
5.00%, 07/01/26 (c) 1,550 1,596,827
New York State Dormitory
Authority, Montefiore
Obligated Group, Series A
(RB)
5.00%, 08/01/27 2,500 2,507,273
New York State Dormitory
Authority, New School
University, Series A (RB)
5.00%, 07/01/25 (c) 2,500 2,530,263
New York State Dormitory
Authority, New School, Series
A (RB)
5.00%, 01/01/27 (c) 2,500 2,550,185
New York State Dormitory
Authority, Series A (RB)
5.00%, 01/01/27 (c) 1,370 1,436,427
New York State Dormitory
Authority, Yeshiva University,
Series A (RB)
5.00%, 07/15/32 (c) 1,000 999,350
Par
(000’s) Value
New York (continued)
New York Transportation
Development Corp.,
American Airlines, Inc. John
F. Kennedy International
Airport Project (RB)
2.25%, 08/01/26 $ 1,625 $ 1,564,987
5.00%, 07/21/23 (c) 9,000 9,017,912
5.00%, 07/21/23 (c) 10,640 10,651,557
5.25%, 08/01/30 (c) 2,810 2,918,780
5.38%, 08/01/30 (c) 2,000 2,027,328
New York Transportation
Development Corp., Delta
Air Lines, Inc. - LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 01/01/28 (c) 2,750 2,689,321
4.38%, 10/01/30 (c) 24,050 23,366,778
5.00%, 01/01/28 (c) 1,300 1,346,830
5.00%, 01/01/28 (c) 5,230 5,415,105
5.00%, 10/01/30 (c) 18,300 18,820,734
5.00%, 10/01/30 (c) 16,150 16,930,733
New York Transportation
Development Corp., Delta
Air Lines, Inc., LaGuardia
Airport Terminals C&D
Redevelopment Project (RB)
4.00%, 10/01/30 8,665 8,634,224
5.00%, 01/01/28 (c) 1,600 1,657,212
5.00%, 01/01/28 (c) 610 632,092
New York Transportation
Development Corp., John
F. Kennedy International
Airport Project (RB)
3.00%, 08/01/31 5,765 5,125,033
New York Transportation
Development Corp.,
LaGuardia Airport Terminal
B Redevelopment Project,
Series A (RB)
4.00%, 07/01/24 (c) 1,000 990,579
5.00%, 07/01/24 (c) 10,130 10,007,654
5.00%, 07/01/24 (c) 1,515 1,514,548
5.00%, 07/01/24 (c) 420 422,972
5.00%, 07/01/24 (c) 2,230 2,241,689
5.25%, 07/01/24 (c) 7,580 7,583,368
New York Transportation
Development Corp., New
York State Thruway Service
Areas Project (RB)
4.00%, 10/31/31 (c) 3,170 2,694,588
New York Transportation
Development Corp.,
Terminal 4 John F. Kennedy
International Airport Project
(RB)
5.00%, 12/01/32 (c) 1,000 1,036,223
5.00%, 12/01/32 (c) 1,000 1,048,846
5.00%, 12/01/32 (c) 1,000 1,040,633

Par
(000’s) Value
New York (continued)
Niagara Area Development
Corp., New York Solid Waste
Disposal Facility, Series A (RB)
4.75%, 07/31/23 (c) $ 2,250 $ 1,982,762
Otsego County Capital
Resource Corp., Hartwick
College Project, Series A (RB)
5.00%, 10/01/25 (c) 355 278,948
Suffolk Tobacco Asset
Securitization Corp., Series
B-2 (RB)
0.01%, 06/01/31 (c) 10,515 1,181,281
Syracuse Industrial
Development Agency,
Carousel Center Project,
Series A (RB)
5.00%, 01/01/26 (c) 200 149,706
Triborough Bridge & Tunnel
Authority, MTA Bridges and
Tunnels, Series B (RB)
5.00%, 12/16/24 10,000 10,222,784
TSASC, Inc., Tobacco Settlement
Bonds, Series B (RB)
5.00%, 06/01/27 (c) 7,500 7,023,655
5.00%, 06/01/27 (c) 18,780 17,822,184
Ulster County Capital Resource
Corp., Woodland Pond of
New Paltz Project (RB)
4.00%, 09/15/24 (c) 525 498,080
5.00%, 09/15/24 (c) 400 320,035
5.25%, 09/15/24 (c) 180 128,755
Westchester County Local
Development Corp., Medical
Center (RB)
5.00%, 11/01/25 (c) 3,000 2,907,731
Westchester Tobacco Asset
Securitization Corp., Series
B (RB)
5.00%, 06/01/27 (c) 200 204,508
Westchester Tobacco Asset
Securitization Corp., Series
C (RB)
5.00%, 07/21/23 (c) 4,575 4,575,593
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB)
5.00%, 10/15/29 (c) 275 242,342
Yonkers Economic
Development Corp., Charter
School of Educational
Excellence Project, Series A
(RB) (AGM)
5.00%, 10/15/29 (c) 315 297,903
297,070,121
Par
(000’s) Value
North Carolina : 0.5%
North Carolina Department
of Transportation, I-77 Hot
Lanes Project (RB)
5.00%, 06/30/25 (c) $ 1,000 $ 1,005,884
5.00%, 06/30/25 (c) 1,430 1,414,303
North Carolina Medical Care
Commission Health Care
Facilities First Mortgage,
Pennybyrn at Maryfield (RB)
5.00%, 10/01/24 (c) 1,770 1,725,805
5.00%, 10/01/24 (c) 1,000 994,584
North Carolina Medical Care
Commission Health Care
Facilities, Series A (RB)
4.00%, 01/01/30 (c) 205 192,786
North Carolina Medical Care
Commission, Pennybyrn at
Maryfield (RB)
5.00%, 10/01/25 90 90,055
North Carolina Medical Care
Commission, Retirement
Facilities (RB)
4.70%, 07/01/25 (c) 550 459,319
5.00%, 10/01/24 (c) 250 248,495
5.00%, 10/01/24 (c) 250 234,284
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB)
5.00%, 10/01/24 (c) 165 161,014
North Carolina Medical Care
Commission, Retirement
Facilities, Series A (RB) (AGM)
5.00%, 07/01/26 (c) 385 327,970
North Carolina Medical Care
Commission, Salemtowne
Project (RB)
5.25%, 10/01/25 (c) 465 429,905
North Carolina Turnpike
Authority, Monroe
Expressway Toll, Series A (RB)
5.00%, 07/01/26 (c) 5,120 5,184,743
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
5.00%, 01/01/27 (c) 1,000 1,051,768
North Carolina Turnpike
Authority, Triangle
Expressway System (RB)
(AGM)
5.00%, 01/01/29 (c) 100 109,155
13,630,070
North Dakota : 0.3%
City of Grand Forks, Altru
Health System (RB)
5.00%, 12/01/31 (c) 2,000 2,102,828
City of Grand Forks, Altru
Health System (RB) (AGM)
4.00%, 12/01/31 (c) 1,000 857,952

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
North Dakota (continued)
City of Williston, Eagle Crest
Apartments LLC Project (RB)
6.25%, 09/01/23 (d) * $ 615 $ 276,750
7.75%, 09/01/23 (c) (d) * 1,285 578,250
County of Grand Forks, Red
River Biorefinery, LLC Project,
Series A (RB)
7.00%, 06/15/26 (c) (d) * 5,500 2,750,000
Ward County, North Dakota
Health Care Facilities, Series
C (RB)
5.00%, 06/01/28 (c) 1,000 843,620
7,409,400
Ohio : 3.7%
Akron Bath Copley Joint
Township Hospital District,
Summa Health System (RB)
5.25%, 11/15/26 (c) 500 508,216
5.25%, 11/15/26 (c) 5,000 5,044,656
American Municipal Power,
Inc., Prairie State Energy
Campus Project, Series A (RB)
5.00%, 02/15/24 (c) 1,585 1,593,357
Brunswick City School District,
Classroom Facilities and
School Improvement (GO)
(BAM)
5.25%, 06/01/31 (c) 2,000 2,173,488
Buckeye Tobacco Settlement
Financing Authority, Series
B-2 (RB)
5.00%, 06/01/30 (c) 41,160 38,313,485
Buckeye Tobacco Settlement
Financing Authority, Series
B-3 (RB)
0.00%, 06/01/30 (c) ^ 13,500 1,727,822
Centerville Ohio Health Care,
Graceworks Lutheran
Services (RB)
5.25%, 11/01/27 (c) 1,000 871,388
Cleveland Cuyahoga County,
Port Authority Cultural
Facility, Playhouse Square
Foundation Project (RB)
5.00%, 12/01/28 800 807,029
Columbus-Franklin County
Finance Authority, Ohio
Dominican University Project
(RB) (SBG)
6.50%, 03/01/25 (c) 3,800 2,696,978
County of Butler (RB)
5.00%, 11/15/27 (c) 1,035 1,067,138
County of Cuyahoga, Ohio
Convention Hotel Project (CP)
5.00%, 06/01/24 (c) 1,805 1,824,161
County of Cuyahoga, Ohio
Hospital, The Metrohealth
System (RB)
4.75%, 02/15/27 (c) 340 323,139
Par
(000’s) Value
Ohio (continued)
5.00%, 02/15/27 (c) $ 2,000 $ 1,939,748
5.00%, 02/15/27 (c) 2,010 1,968,830
5.25%, 02/15/27 (c) 7,250 7,297,522
5.50%, 02/15/27 (c) 1,225 1,246,289
County of Montgomery,
Premier Health Partners
Obligated Group, Series A
(RB)
4.00%, 11/15/29 (c) 2,250 1,990,507
4.00%, 11/15/29 (c) 3,940 3,569,675
Jefferson County Port
Authority, JSW Steel USA Inc.
Project (RB)
3.50%, 12/01/31 (c) 3,250 2,271,754
Muskingum County, Ohio
Hospital Facilities, Genesis
HealthCare System Project
(RB)
5.00%, 07/31/23 (c) 490 488,475
5.00%, 07/31/23 (c) 1,750 1,647,222
5.00%, 07/31/23 (c) 4,030 3,725,786
Ohio Air Quality Development
Authority, American Electric
Co. Project, Series B (RB)
2.60%, 10/01/29 (c) (p) 2,225 1,951,476
Ohio Air Quality Development
Authority, AMG Vanadium
Project (RB)
5.00%, 07/01/29 (c) 13,565 12,458,322
Ohio Air Quality Development
Authority, Dayton Co. Project,
Series B (RB)
4.25%, 06/01/27 (p) 1,000 996,096
Ohio Air Quality Development
Authority, Duke Energy Corp.
Project, Series B (RB)
4.25%, 06/01/27 (p) 1,000 991,923
Ohio Air Quality Development
Authority, Ohio Valley Electric
Corp. Project, Series A (RB)
3.25%, 09/01/29 2,750 2,595,612
Ohio University, A State
University of Ohio, Series A
(RB)
5.00%, 06/01/27 (c) 1,250 1,289,870
Southeastern Ohio Port
Authority, Hospital Facilities
Revenue, Memorial Health
System Obligated Group
Project (RB)
5.00%, 12/01/24 (c) 245 223,933
5.00%, 12/01/24 (c) 1,240 1,033,810
5.50%, 12/01/24 (c) 70 63,604
Washington County, Ohio
Hospital Facilities, Memorial
Health System (RB)
6.75%, 12/01/32 (c) 2,235 2,287,886
106,989,197

Par
(000’s) Value
Oklahoma : 1.2%
Atoka Industrial Development
Authority Solid Waste
Disposal Facilities, Gladieux
Metals Recycling Oklahoma,
LLC Project (RB)
8.00%, 08/01/26 (c) $ 1,000 $ 1,010,382
Holdenville Public Works
Authority, Series A (RB)
4.38%, 11/01/24 (c) 605 406,882
Norman Regional Hospital
Authority (RB)
3.25%, 09/01/29 (c) 340 266,570
4.00%, 09/01/26 (c) 2,365 2,091,086
4.00%, 09/01/29 (c) 1,000 837,461
5.00%, 09/01/29 (c) 3,200 3,152,750
Oklahoma County Finance
Authority, Epworth Villa
Project, Series A (RB)
5.00%, 04/01/23 (d) * 90 45,000
5.00%, 07/31/23 (c) (d) * 825 412,500
Oklahoma Development
Finance Authority, Oklahoma
City University Project (RB)
5.00%, 08/01/29 (c) 4,305 4,233,672
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB)
5.00%, 08/15/28 (c) 700 687,180
5.25%, 08/15/28 (c) 8,000 7,774,418
5.25%, 08/15/28 (c) 2,900 2,874,176
Oklahoma Development
Finance Authority, OU
Medicine Project, Series B
(RB) (AGM)
5.50%, 08/15/28 (c) 6,290 6,194,281
5.50%, 08/15/28 (c) 1,300 1,294,839
Rogers County Industrial
Development Authority (RB)
3.62%, 04/01/25 (c) 375 332,807
Tulsa Municipal Airport Trust,
American Airlines, Inc. (RB)
5.00%, 06/01/25 (c) (p) 4,455 4,480,998
36,095,002
Oregon : 0.1%
Multnomah County, Oregon
Hospital Facilities Authority,
PArkview Project, Series A
(RB) (AGM)
4.00%, 12/01/28 (c) 1,000 818,174
Oregon State Facilities
Authority, Samaritan Health
Services Project (RB)
5.00%, 10/01/26 (c) 1,000 1,006,921
1,825,095
Par
(000’s) Value
Pennsylvania : 4.3%
Allentown Neighborhood
Improvement Zone
Development Authority (RB)
5.00%, 05/01/27 (c) $ 250 $ 254,681
5.00%, 05/01/27 (c) 2,000 2,002,363
5.00%, 05/01/28 (c) 250 254,964
5.00%, 05/01/28 (c) 1,000 999,923
5.00%, 05/01/28 1,000 1,021,286
5.00%, 05/01/28 670 684,246
5.38%, 05/01/28 (c) 4,000 4,030,306
Berks County Industrial
Development Authority,
Tower Health Project (RB)
5.00%, 11/01/24 500 391,402
5.00%, 11/01/26 120 84,674
5.00%, 11/01/27 (c) 1,000 651,916
5.00%, 11/01/27 (c) 470 307,074
5.00%, 11/01/27 (c) 110 71,552
Berks County Municipal
Authority, Reading Hospital
and Medical Center Project,
Series A (RB)
5.00%, 07/21/23 (c) 1,000 649,099
Berks County Municipal
Authority, Tower Health
Project (RB)
4.00%, 11/01/27 (c) 3,425 2,051,565
Berks County Municipal
Authority, Tower Health
Project, Series A (RB)
5.00%, 02/01/27 1,000 685,582
5.00%, 02/01/30 860 561,145
Berks County Municipal
Authority, Tower Health
Project, Series B-2 (RB)
5.00%, 02/01/27 (c) (p) 6,000 4,113,494
Butler County Hospital
Authority, Butler Health
System Project, Series A (RB)
5.00%, 07/01/25 (c) 1,465 1,382,495
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series G (RB)
6.00%, 10/01/24 (c) 1,000 957,419
Chester County Health and
Education Facilities Authority,
Immaculata University
Project (RB)
5.00%, 11/01/27 (c) 430 343,146
Chester County Health and
Education Facilities Authority,
Simpson Senior Services
Project, Series A (RB)
5.25%, 12/01/25 (c) 440 384,430
Chester County Industrial
Development Authority,
Woodland at Greystone
Project (SA)
5.00%, 03/01/28 (c) 1,300 1,273,514

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Pennsylvania (continued)
5.12%, 03/01/28 (c) $ 1,989 $ 1,864,608
County of Albemarle, Industrial
Development Authority
Environmental Improvement,
United States Steel Corp.
Project (RB)
4.88%, 11/01/24 1,500 1,510,813
County of Cumberland, Diakon
Lutheran Social Ministries
(RB)
4.00%, 01/01/25 (c) 185 174,560
Crawford County Hospital
Authority, Meadville Medical
Center Project, Series A (RB)
6.00%, 06/01/26 (c) 440 447,849
6.00%, 06/01/26 (c) 345 349,146
Cumberland County Municipal
Authority (RB)
5.00%, 01/01/25 (c) 3,000 2,569,919
Dauphin County General
Authority University,
Harrisburg University of
Science and Technology
Project (RB)
5.00%, 10/15/27 500 493,635
6.25%, 10/15/28 (c) 3,200 3,209,471
Delaware County Industrial
Development Authority,
Chester Community Charter
School Project, Series A (RB)
5.12%, 06/01/26 (c) 395 367,594
Delaware Valley, Pennsylvania
Regional Finance Authority,
Series A (RB) (AMBAC)
5.50%, 08/01/28 3,000 3,336,784
Doylestown Hospital Authority,
Series A (RB) (SBG)
5.00%, 07/31/23 (c) 1,000 978,934
Erie Pennsylvania Higher
Education Building Authority,
Mercyhurst University Project
(RB)
5.00%, 09/15/26 (c) 1,000 935,430
Franklin County Industrial
Development Authority,
Menno-Haven, Inc. Project
(RB)
5.00%, 12/01/25 (c) 500 392,386
5.00%, 12/01/25 (c) 215 165,297
Lancaster County Hospital
Authority, Brethren Village
Project (RB)
5.12%, 07/01/27 (c) 1,000 921,727
Lancaster County Hospital
Authority, St. Anne's
Retirement Community, Inc.
Project (RB)
5.00%, 03/01/27 (c) 310 253,646
5.00%, 03/01/27 (c) 425 364,720
Par
(000’s) Value
Pennsylvania (continued)
5.00%, 03/01/27 (c) $ 425 $ 337,170
McCandless Industrial
Development Authority, LA
Roche University Project,
Series A (RB)
6.75%, 12/01/32 (c) 1,000 945,064
Montgomery County Higher
Education and Health
Authority, Holy Redeemer
Health System, Series A (RB)
5.00%, 10/01/26 (c) 5,150 4,836,427
Montgomery County Higher
Education and Health
Authority, Presbytery Homes,
Inc. Project (RB)
5.00%, 12/01/24 (c) 2,000 1,826,606
Montgomery County Higher
Education and Health
Authority, Thomas Jefferson
University, Series B (RB)
5.00%, 05/01/32 (c) 4,800 5,008,830
Montgomery County Industrial
Development Authority,
Whitemarsh Continuing
Care Retirement Community
Project (RB)
5.00%, 01/01/25 (c) 150 146,064
5.25%, 01/01/25 (c) 870 789,741
Moon Industrial Development
Authority, Baptist Homes
Society (RB)
5.62%, 07/01/25 (c) 300 263,856
6.00%, 07/01/25 (c) 590 432,905
Northampton County Industrial
Development Authority,
Morningstar Senior Living,
Inc. Project (RB)
5.00%, 11/01/26 (c) 1,000 895,111
Pennsylvania Economic
Development Financing
Authority, Tapestry Moon
Senior Housing Project,
Series A (RB)
6.50%, 12/01/28 (c) (d) * 3,040 1,159,000
6.75%, 12/01/28 (c) (d) * 6,470 2,466,687
Pennsylvania Economic
Development Financing
Authority, The Penndot Major
Bridges Package One Project
(RB)
5.25%, 12/31/32 (c) 7,000 7,306,760
5.50%, 12/31/32 (c) 3,000 3,344,927
5.50%, 12/31/32 (c) 2,000 2,208,166
5.75%, 12/31/32 (c) 2,000 2,220,878
6.00%, 12/31/32 (c) 6,000 6,708,442

Par
(000’s) Value
Pennsylvania (continued)
Pennsylvania Economic
Development Financing
Authority, The Pennsylvania
Rapid Bridge Replacement
Project (RB)
5.00%, 12/31/24 $ 550 $ 555,300
5.00%, 12/31/25 1,105 1,125,723
5.00%, 06/30/26 (c) 500 502,678
5.00%, 06/30/26 (c) 1,485 1,521,512
5.00%, 06/30/26 (c) 575 590,227
5.00%, 06/30/26 (c) 410 421,105
Pennsylvania Higher
Educational Facilities
Authority, La Salle University
(RB)
5.00%, 07/31/23 (c) 1,000 822,703
5.00%, 07/31/23 (c) 1,915 1,676,880
Pennsylvania Higher
Educational Facilities
Authority, Thomas Jefferson
University, Series A (RB)
5.25%, 03/01/25 (c) 3,825 3,848,764
Pennsylvania Turnpike
Commission, Series B (RB)
(BAM)
4.00%, 12/01/31 (c) 2,840 2,842,676
Philadelphia Authority for
Industrial Development, First
Philadelphia Preparatory
Charter School Project, Series
A (RB)
7.25%, 06/15/24 (c) 1,000 1,023,977
Philadelphia Authority for
Industrial Development,
Greater Philadelphia Health
Action, Inc. Project, Series A
(RB)
6.38%, 06/01/25 (c) 440 437,484
6.50%, 06/01/25 (c) 440 436,908
6.62%, 06/01/25 (c) 415 414,691
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB)
5.00%, 12/15/26 (c) 355 341,434
Philadelphia Authority for
Industrial Development,
Independence Charter School
West Project (RB) (SAW)
4.00%, 12/15/26 (c) 350 333,054
Philadelphia Authority for
Industrial Development, LA
Salle University (RB)
4.00%, 11/01/27 (c) 2,000 1,416,396
Par
(000’s) Value
Pennsylvania (continued)
Philadelphia Authority for
Industrial Development,
Performing Arts, String
Theory Charter School
Project (RB)
5.00%, 06/15/28 (c) $ 1,000 $ 953,088
5.00%, 06/15/28 (c) 500 500,612
Philadelphia Authority for
Industrial Development,
Temple University (RB)
5.00%, 04/01/25 (c) 3,000 3,075,150
Philadelphia Authority for
Industrial Development,
Temple University, First
Series (RB)
5.00%, 04/01/25 (c) 5,695 5,777,668
Philadelphia Authority for
Industrial Development,
Wesley Enhanced Living
Obligation Group, Series A
(RB)
5.00%, 07/01/27 (c) 735 673,798
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System (RB)
5.00%, 07/01/27 (c) 1,000 1,029,500
Philadelphia Hospitals and
Higher Education Facilities
Authority, Temple University
Health System, Series A (RB)
5.00%, 07/01/27 (c) 220 226,720
5.00%, 07/01/27 (c) 1,240 1,279,463
Philadelphia, Pennsylvania
Hospital & Higher Education
Facilities Authority, Temple
University Health System
Obligation Group (RB) (AGM)
5.00%, 07/01/32 (c) 2,470 2,659,236
Reading Pennsylvania School
District (GO) (AGM)
5.00%, 03/01/27 (c) 1,535 1,618,336
School District of Philadelphia,
Series A (GO) (AGM-CR FGIC
ST AID WITHHLDG)
5.00%, 06/01/24 930 940,025
Scranton Pennsylvania (GO)
5.00%, 05/15/24 (c) 1,000 997,778
Scranton Redevelopment
Authority, Series A (RB)
5.00%, 05/15/24 (c) 220 217,173
Scranton-Lackawanna,
Pennsylvania Health and
Welfare Authority (RB)
5.00%, 06/01/26 (c) 1,500 1,416,966
The School District of
Philadelphia, Se (GO) (SAW)
5.00%, 09/01/26 3,000 3,137,646
125,204,100

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Puerto Rico : 8.2%
Cofina Class 2 Trust (RB)
(AMBAC)
0.00%, 08/01/47 ^ $ 80 $ 22,937
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series A (RB)
4.00%, 07/01/31 (c) 7,365 6,495,288
4.00%, 07/01/32 (c) 2,040 1,799,102
5.00%, 07/01/30 (c) 2,000 2,027,915
5.00%, 07/01/30 7,500 7,765,474
5.00%, 07/01/30 (c) 15,000 14,854,572
5.00%, 07/01/32 (c) 6,290 6,343,764
6.12%, 07/01/24 55 56,061
Puerto Rico Commonwealth
Aqueduct and Sewer
Authority, Series B (RB)
5.00%, 07/01/29 3,000 3,100,610
5.00%, 07/01/31 (c) 3,500 3,580,196
5.00%, 07/01/31 (c) 3,365 3,391,103
Puerto Rico Commonwealth
Highway and Transportation
Authority, Series A (RB)
5.00%, 07/01/32 (c) 10,000 9,850,000
Puerto Rico Commonwealth
Highway and Transportation
Authority, Series C (RB)
5.00%, 01/01/33 (c) 5,000 3,149,975
Puerto Rico Commonwealth,
Series A-1 (GO)
4.00%, 07/01/31 (c) 8,260 7,113,473
4.00%, 07/01/31 (c) 1,855 1,550,145
Puerto Rico Commonwealth,
Series A-1 (GO) (BAM-TCRS)
4.00%, 07/01/31 (c) 15,073 13,962,091
4.00%, 07/01/31 (c) 9,500 8,537,708
4.00%, 07/01/31 (c) 13,570 12,906,390
5.62%, 07/01/27 4,000 4,208,015
5.75%, 07/01/31 10,055 10,978,573
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Series A (RB)
6.62%, 07/31/23 (c) (d) * 100 70,000
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
University Plaza Project,
Series A (RB) (NATL)
5.00%, 01/01/24 (c) 20 19,656
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
0.01%, 07/01/24 2 1,931
4.50%, 07/01/25 (c) 2,800 2,783,202
5.00%, 07/01/28 (c) 36,530 35,644,641
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB) (AGC)
4.55%, 07/01/28 (c) 10,414 10,093,246
Par
(000’s) Value
Puerto Rico (continued)
Puerto Rico Sales Tax Financing
Corp., Series A-1 (RB)
(AMBAC)
4.75%, 07/01/28 (c) $ 23,559 $ 22,368,854
Puerto Rico Sales Tax Financing
Corp., Series A-2 (RB)
4.33%, 07/01/28 (c) 12,303 11,611,996
4.33%, 07/01/28 (c) 26,108 24,641,631
4.55%, 07/01/28 (c) 6,432 6,233,892
4.78%, 07/01/28 (c) 5,000 4,720,081
239,882,522
Rhode Island : 0.3%
Rhode Island Health and
Educational Building Corp.,
Care New England Issue,
Series B (RB)
5.00%, 09/01/26 100 100,089
5.00%, 09/01/26 (c) 3,750 3,540,203
Rhode Island Health and
Educational Building Corp.,
Care New England, Series B
(RB)
5.00%, 09/01/26 (c) 500 494,054
Rhode Island Health and
Educational Building Corp.,
Lifespan Obligated Group
Issue (RB)
5.00%, 05/15/26 (c) 690 692,322
5.00%, 05/15/26 (c) 1,000 1,020,418
Tobacco Settlement Financing
Corp., Series A (RB)
5.00%, 06/01/25 (c) 1,650 1,660,838
Tobacco Settlement Financing
Corp., Series B (RB)
5.00%, 06/01/25 (c) 2,000 1,975,984
9,483,908
South Carolina : 0.5%
Berkeley County, South
Carolina Nexton
Improvement District (SA)
4.38%, 11/01/29 (c) 800 664,090
Piedmont Municipal Power
Agency, South Carolina
Electric, Series C (RB)
5.00%, 01/01/27 (c) 1,000 1,047,752
Scago Educational Facilities,
School District of Pickens
County Project (RB)
5.00%, 06/01/25 (c) 1,425 1,460,915
South Carolina Jobs-Economic
Development Authority,
Hampton Medical Center
Project (RB)
5.00%, 11/01/24 (c) 650 651,431
5.00%, 11/01/24 (c) 500 511,752

Par
(000’s) Value
South Carolina (continued)
South Carolina Jobs-Economic
Development Authority, High
Point Academy Project, Series
A (RB)
5.75%, 12/15/26 (c) $ 500 $ 503,150
5.75%, 12/15/26 (c) 500 506,824
South Carolina Jobs-Economic
Development Authority,
South Carolina Episcopal
Home at Still Hopes (RB)
5.00%, 04/01/25 (c) 3,000 2,529,824
South Carolina Jobs-Economic
Development Authority, The
Lutheran Homes of South
Carolina, Inc. (RB)
5.00%, 07/31/23 (c) 320 259,967
South Carolina Jobs-Economic
Development Authority, The
Woodlands at Furman (RB)
4.00%, 11/15/24 (c) 255 246,879
5.25%, 11/15/24 (c) 2,000 1,806,773
5.25%, 11/15/24 (c) 2,000 1,960,477
South Carolina State Ports
Authority, Series A (RB)
5.00%, 07/01/29 (c) 2,250 2,350,456
14,500,290
South Dakota : 0.1%
City of Sioux Falls, Dow
Rummel Village Project (RB)
5.00%, 11/01/26 (c) 500 428,225
5.00%, 11/01/26 (c) 750 661,096
County of Lincoln, South
Dakota Economic
Development, Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/31 (c) 1,000 787,935
4.00%, 08/01/31 (c) 1,550 1,253,473
Lincoln County, South Dakota
Economic Development
Bonds, The Augustana
College Association Project,
Series A (RB)
4.00%, 08/01/31 (c) 1,300 1,003,980
4,134,709
Tennessee : 0.8%
Blount County, Health and
Educational Facilities Board,
Series A (RB)
5.00%, 01/01/25 (c) (d) * 740 370,000
Bristol Industrial Development
Board, Pinnacle Project,
Series A (RB)
5.00%, 12/01/26 (c) 2,000 1,874,488
Chattanooga Health,
Educational and Housing
Facility Board, Series A-2 (RB)
5.00%, 08/01/29 (c) 310 319,714
Par
(000’s) Value
Tennessee (continued)
Chattanooga-Hamilton County
Hospital, Erlanger Health
System, Series A (RB)
5.00%, 10/01/24 (c) $ 6,180 $ 6,181,667
Knox County Health
Educational and Housing
Facility Board (RB)
4.00%, 09/01/26 (c) 295 270,445
4.00%, 09/01/26 (c) 290 241,915
5.00%, 04/01/27 (c) 1,055 1,088,292
Metropolitan Government
of Nashville and Davidson
County, Health and
Educational Facilities Board,
Lipscomb University Project,
Series A (RB)
5.25%, 10/01/29 (c) 2,450 2,399,612
Tennessee Energy Acquisition
Corp., Series B (RB)
5.62%, 09/01/26 10,000 10,254,160
The Health, Educational and
Housing Facility Board of
the City of Chattanooga,
CommonSpirit Health, Series
A-1 (RB)
4.00%, 08/01/29 (c) 200 196,810
23,197,103
Texas : 6.4%
Angelina and Neches River
Authority, Industrial
Development Corp.,
Solid Waste Disposal and
Wastewater Treatment
Facilities, Series A (RB)
7.50%, 06/01/28 (c) 1,500 981,499
Arlington Higher Education
Finance Corp., Legacy
Traditional School - Texas
Project, Series A (RB)
6.75%, 02/15/30 (c) 5 4,879
Austin Convention Enterprises,
Inc., Convention Center Hotel,
First Tier, Series A (RB)
5.00%, 01/01/27 (c) 500 510,504
Austin Convention Enterprises,
Inc., Convention Center
Hotel, First Tier, Series A (RB)
(SAW)
5.00%, 01/01/27 280 284,249
Austin Convention Enterprises,
Inc., Convention Center Hotel,
Second Tier, Series B (RB)
5.00%, 01/01/26 715 709,471
5.00%, 01/01/27 (c) 500 500,401
Board of Managers, Joint
Guadalupe County, City of
Seguin Hospital (RB)
5.00%, 12/01/25 (c) 215 197,071
5.00%, 12/01/25 (c) 610 575,233

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SAW)
8.50%, 03/01/26 (c) $ 4,215 $ 3,818,385
Brazoria County Industrial
Development Corp., Texas
Solid Waste Disposal
Facilities, Gladieux Recycling,
LLC Project (RB) (SBG)
7.00%, 03/01/26 (c) 1,850 1,720,828
Calhoun County Navigation
Industrial Development
Authority, Max Midstream
Texas LLC Project, Series A
(RB)
3.62%, 07/01/24 (c) 2,700 2,474,693
Central Texas Regional Mobility
Authority, Series C (RB)
5.00%, 01/01/26 (c) 7,000 7,264,813
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series F (RB)
5.00%, 07/01/24 (c) 5,000 5,058,730
Central Texas Regional Mobility
Authority, Subordinated Lien,
Series G (RB)
4.00%, 01/01/30 (c) 1,500 1,381,640
4.00%, 01/01/30 (c) 5,690 5,103,359
City of Houston, Airport
System, United Airlines, Inc.
Terminal E Project (RB)
5.00%, 07/01/24 (c) 5,000 5,014,189
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
A (RB)
4.00%, 07/01/29 (c) 5,000 4,467,290
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
B-1 (RB)
4.00%, 07/15/29 (c) 18,855 16,843,677
5.00%, 07/15/25 (c) 2,650 2,656,276
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Series
C (RB)
5.00%, 07/15/27 5,590 5,653,158
5.00%, 07/15/28 2,500 2,540,856
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Technical
Operations Center Project
(RB)
5.00%, 07/15/28 1,000 1,016,342
Par
(000’s) Value
Texas (continued)
City of Houston, Texas Airport
System Special Facilities,
United Airlines, Inc., Terminal
Improvement Projects, Series
B-1 (RB)
5.00%, 07/15/25 (c) $ 4,335 $ 4,365,379
City of New Braunfels, Utility
System (RB)
4.00%, 07/01/28 (c) 445 418,800
Clifton Higher Education
Finance Corp., Series A (RB)
5.12%, 08/15/25 (c) 730 731,590
5.50%, 08/15/25 (c) 610 613,712
6.00%, 06/15/31 (c) 1,000 985,940
Clifton Higher Education
Finance Corp., Series D (RB)
5.25%, 08/15/25 (c) 1,000 1,005,722
5.75%, 08/15/25 (c) 500 508,711
6.00%, 08/15/25 (c) 500 505,986
Conroe Local Government
Corp., Conroe Convention
Center Hotel, Series A (RB)
4.00%, 10/01/31 (c) 2,035 1,637,750
Dallas County Flood Control
District No. 1 (GO)
5.00%, 07/31/23 (c) 850 850,130
Dallas Texas Housing
Finance Corp. Residential
Development, The Briscoe
Apartments, Series A (RB)
6.00%, 12/01/37 (c) 1,000 1,023,498
El Paso County Hospital District
(GO)
5.00%, 08/31/23 (c) 4,680 4,608,535
Gulf Coast Industrial
Development Authority,
CITGO Petroleum Corp.
Project (RB)
4.88%, 07/31/23 (c) 2,265 2,259,026
Harris County, Houston Sports
Authority, Junior Lien, Series
H (RB) (NATL)
0.00%, 11/15/27 ^ 590 497,822
0.00%, 11/15/31 (c) ^ 170 64,226
0.00%, 11/15/31 (c) ^ 120 64,831
0.00%, 11/15/31 (c) ^ 145 58,741
0.01%, 11/15/25 495 450,996
0.01%, 11/15/29 1,405 1,093,071
0.01%, 11/15/30 115 85,594
0.01%, 11/15/31 (c) 705 467,229
0.01%, 11/15/31 (c) 1,140 402,874
0.01%, 11/15/31 (c) 350 162,778
Harris County, Houston Sports
Authority, Third Lien, Series
A-3 (RB) (NATL)
0.00%, 11/15/24 (c) ^ 100 62,774
0.00%, 11/15/24 (c) ^ 335 165,202

Par
(000’s) Value
Texas (continued)
Matagorda County Navigation
District No. 1, Series A (RB)
(AMBAC)
4.40%, 05/01/30 $ 1,035 $ 1,056,603
Matagorda County, Navigation
District 1 (RB)
4.00%, 08/31/23 (c) 5,000 4,981,899
Mesquite Health Facility
Development Corp., Christian
Care Centers, Inc. Project (RB)
(NATL)
5.12%, 02/15/24 (c) (d) * 1,035 31,039
5.12%, 02/15/24 (c) (d) * 265 7,945
Mission Economic
Development Corp., Senior
Lien, Natgasoline Project (RB)
4.62%, 07/21/23 (c) 11,500 11,220,617
Montgomery County Toll Road
Authority (RB)
5.00%, 09/15/25 (c) 1,000 1,003,279
New Hampshire Health and
Education Facilities Authority,
(RB)
4.00%, 08/15/31 (c) 2,315 1,875,065
New Hope Cultural Education
Facilities Finance Corp., 4-K
Housing, Inc. Stoney Brook
Project, Series B (RB)
5.00%, 07/01/25 (c) (d) * 235 105,750
New Hope Cultural Education
Facilities Finance Corp.,
Cardinal Bay, Inc., Series C
(RB)
5.50%, 07/01/26 (c) (d) * 1,595 717,750
New Hope Cultural Education
Facilities Finance Corp.,
Carillon Lifecare Community
Project (RB)
5.00%, 07/01/24 (c) 230 194,249
New Hope Cultural Education
Facilities Finance Corp., CHF
- Collegiate Housing College
Station I, L.L.C - Texas A&M
University Project, Series A
(RB) (AGM)
5.00%, 04/01/24 (c) 1,105 1,106,287
New Hope Cultural Education
Facilities Finance Corp.,
Legacy Preparatory Charter
Academy, Series A (RB)
5.25%, 07/31/23 (c) 190 190,368
New Hope Cultural Education
Facilities Finance Corp., MRC
Senior Living - The Langford
Project, Series A (RB)
5.50%, 11/15/26 (c) 750 616,393
Par
(000’s) Value
Texas (continued)
New Hope Cultural Education
Facilities Finance Corp.,
NCCD-College Station
Properties LLC, Series A (RB)
5.00%, 07/01/24 $ 115 $ 104,075
5.00%, 07/01/25 (c) 100 90,500
5.00%, 07/01/25 (c) 440 398,200
New Hope Cultural Education
Facilities Finance Corp.,
Presbyterian Village North
Project (RB)
5.25%, 10/01/25 (c) 1,000 803,346
New Hope Cultural Education
Facilities Finance Corp.,
Quality Senior Housing
Foundation of East Texas,
Series A-1 (RB)
5.00%, 12/01/26 (c) 1,000 866,955
5.00%, 12/01/26 (c) 2,045 1,807,810
New Hope Cultural Education
Facilities Finance Corp.,
Sanctuary LTC Project, Series
A-1 (RB)
5.50%, 01/01/28 (c) 2,800 2,005,600
New Hope Cultural Education
Facilities Finance Corp.,
Wesleyan Homes, Inc. Project
(RB)
5.00%, 01/01/26 (c) 250 174,001
5.00%, 01/01/26 (c) 250 179,011
5.50%, 01/01/25 (c) 1,000 893,488
North East Texas Regional
Mobility Authority, Series B
(RB)
5.00%, 01/01/26 (c) 400 403,218
Port Beaumont Navigation
District, Allegiant Industrial
Island Park Project (RB)
8.00%, 02/01/26 (c) 2,825 2,709,228
Pottsboro Higher Education
Finance Corp., Imagine
International Academy of
North Texas LLC, Series A
(RB)
5.00%, 08/15/26 (c) 400 390,636
5.00%, 08/15/26 (c) 400 365,762
Reagan Hospital District, Series
A (GO)
5.12%, 02/01/24 (c) 1,000 1,006,039
San Antonio Education Facilities
Corp., University of Incarnate
Word Project, Series A (RB)
4.00%, 04/01/31 (c) 1,000 811,695
Sanger Industrial Development
Corp., Texas Pellets Project,
Series B (RB)
8.00%, 07/31/23 (c) (d) * 9,900 2,475,000

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Texas (continued)
Tarrant County Cultural
Education Facilities Finance
Corp., Air Force Villages
Obligated Group Project (RB)
5.00%, 05/15/24 (c) $ 125 $ 112,460
Tarrant County Cultural
Education Facilities Finance
Corp., C.C. Young Memorial
Home Project, Series A (RB)
6.38%, 02/15/27 (c) (d) * 535 294,250
Tarrant County, Cultural
Education Facilities Finance
Corp., Christus Health, Series
A (RB)
4.00%, 07/01/32 (c) 1,000 938,470
Texas Municipal Gas
Acquisition & Supply Corp.
III (RB)
5.00%, 12/15/29 1,375 1,414,032
5.00%, 12/15/31 2,920 3,025,624
5.00%, 12/15/32 3,425 3,557,259
Texas Municipal Gas
Acquisition and Supply Corp.
III (RB)
5.00%, 12/15/28 925 946,881
Texas Private Activity Bond
Surface Transportation Corp.
Toll, Blueridge Transportation
Group, LLC SH 288 Toll Lanes
Project (RB)
5.00%, 12/31/25 (c) 1,650 1,650,284
Texas Private Activity Bond
Surface Transportation Corp.,
Blueridge Transportation
Group LLC Project (RB)
5.00%, 12/31/25 (c) 230 230,798
5.00%, 12/31/25 (c) 8,750 8,760,609
5.00%, 12/31/25 (c) 460 461,098
Texas Private Activity Bond
Surface Transportation Corp.,
Managed Lanes Project,
Series A (RB)
4.00%, 12/31/30 (c) 1,700 1,597,370
4.00%, 12/31/30 (c) 3,175 3,001,403
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project (RB)
5.00%, 06/30/29 (c) 9,505 9,611,173
6.75%, 09/01/23 (c) 5,000 5,010,586
7.00%, 09/01/23 (c) 515 516,256
Texas Private Activity Bond
Surface Transportation Corp.,
NTE Mobility Partners LLC
Project, Series A (RB)
4.00%, 12/31/29 (c) 500 496,615
Par
(000’s) Value
Texas (continued)
Texas Transportation
Commission, Central Texas
Turnpike System, Series C
(RB)
5.00%, 08/15/24 (c) $ 600 $ 607,438
5.00%, 08/15/24 (c) 6,735 6,797,511
Town of Westlake, Solana
Public Improvement District
(SA)
6.12%, 09/01/25 (c) 1,000 999,515
6.25%, 09/01/25 (c) 1,000 999,673
6.38%, 09/01/25 (c) 1,000 1,000,054
Woodloch Health Facilities
Development Corp., Series
A-1 (RB)
6.75%, 12/01/24 (c) (d) * 4,980 3,386,400
185,876,027
Utah : 0.2%
Medical School Campus, Public
Infrastructure District, Series
A (GO)
5.50%, 09/01/25 (c) 2,000 1,697,798
Mida Mountain Village Public
Infrastructure District,
Mountain Village Assessment
Area, Series A (SA)
5.00%, 08/01/30 (c) 2,000 1,689,196
Utah Charter School Finance
Authority, Freedom Academy
Foundation Project (RB)
5.25%, 06/15/27 (c) 1,500 1,442,733
5.38%, 06/15/27 (c) 2,195 2,021,400
6,851,127
Vermont : 0.0%
Vermont Economic
Development Authority,
Wake Robin Corp. Project,
Series A (RB) (FHLMC COLL)
4.00%, 05/01/28 (c) 500 437,520
Underline
Virgin Islands : 0.5%
Matching Fund Special Purpose
Securitization Corp., Virgin
Island, Series A (RB)
5.00%, 10/01/28 1,000 1,010,931
5.00%, 10/01/32 4,010 4,039,054
5.00%, 10/01/32 (c) 5,000 4,999,660
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note (RB) (NATL)
4.25%, 07/31/23 (c) 720 727,873
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes Loan
Note, Series C (RB)
4.50%, 10/01/24 (c) 550 391,258

Par
(000’s) Value
Virgin Islands (continued)
Virgin Islands Public Finance
Authority, Virgin Islands
Gross Receipts Taxes, Series
C (RB)
5.00%, 10/01/24 (c) $ 1,000 $ 918,547
Virgin Islands Water & Power
Authority, Series B (RB)
5.00%, 07/31/23 (c) 1,070 1,021,648
5.00%, 07/31/23 (c) 1,170 1,127,619
5.00%, 07/31/23 (c) 170 161,360
5.00%, 07/31/23 (c) 65 63,584
14,461,534
Virginia : 1.9%
Bristol Industrial Development
Authority, Series B (RB)
6.35%, 11/01/24 (c) (d) * 250 142,780
Cherry Hill Community
Development Authority,
Potomac Shores Project (SA)
5.15%, 03/01/25 (c) 200 202,046
Chesapeake Bay Bridge and
Tunnel District, First Tier (RB)
5.00%, 07/01/26 (c) 8,000 8,107,885
5.00%, 07/01/26 (c) 1,025 1,035,968
City of Chesapeake,
Chesapeake Transportation
System, Series A (RB)
5.00%, 07/31/23 (c) 380 380,141
City of Hopewell, Sewer
System, Series A (RB)
5.00%, 07/31/23 (c) 240 240,101
Farms New Kent Community
Development Authority,
Series A (SA)
3.75%, 03/01/31 (c) 2,500 2,368,170
Farmville Industrial
Development Authority,
Educational Facilities,
Longwood University Student
Housing Projects, Series A
(RB)
5.00%, 07/01/30 (c) 1,500 1,411,998
5.00%, 07/01/30 (c) 1,000 919,444
Hampton Roads Transportation
Accountability Commission,
Series A (RB)
5.00%, 07/01/26 1,395 1,472,595
Lynchburg Economic
Development Authority,
Central Health, Inc., Series
A (RB)
5.00%, 01/01/27 (c) 4,950 5,023,475
Peninsula Town Center
Community Development
Authority (RB)
5.00%, 09/01/27 (c) 500 492,041
Par
(000’s) Value
Virginia (continued)
Roanoke County Economic
Development Authority,
Series B (RB)
4.62%, 09/01/29 (c) (d) (p) * $ 1,000 $ 600,000
Roanoke Economic
Development Authority,
Residential Care Facility (RB)
5.00%, 09/01/27 (c) (d) * 500 300,000
Roanoke Economic
Development Authority,
Residential Care Facility,
Series A (RB)
5.38%, 09/01/26 (c) (d) * 3,500 2,100,002
Virginia College Building
Authority, Marymount
University Project, Series B
(RB)
5.25%, 07/01/25 (c) 1,300 1,311,465
Virginia Small Business
Financing Authority,
Residential Care Facilities,
Lifespire of Virginia (RB)
(AGM)
4.00%, 12/01/26 (c) 1,000 916,287
Virginia Small Business
Financing Authority, Senior
Lien 95 Express Lanes, LLC
Project (RB)
4.00%, 01/01/32 (c) 1,000 936,346
4.00%, 01/01/32 (c) 3,925 3,513,780
4.00%, 01/01/32 (c) 1,000 938,667
4.00%, 01/01/32 (c) 1,250 1,180,173
5.00%, 01/01/32 (c) 4,945 5,387,269
Virginia Small Business
Financing Authority, Senior
Lien I-495 Hot Lanes Project
(RB)
5.00%, 12/31/32 (c) 2,000 2,057,802
Virginia Small Business
Financing Authority, Senior
Lien Transform 66 P3 Project
(RB)
5.00%, 06/30/27 (c) 12,220 12,318,554
Virginia Small Business
Financing Authority, Senior
Lien, 95 Express Lanes LLC
Project (RB)
4.00%, 01/01/32 (c) 2,810 2,677,036
Wise County Industrial
Development Authority,
Virginia Electric and Power
Co. Project, Series A (RB)
(AGC)
0.75%, 09/02/25 (p) 1,000 918,792
56,952,817
Washington : 1.2%
Kalispel Tribe Indians Priority,
Series A (RB)
5.00%, 01/01/28 (c) 250 256,990

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Washington (continued)
5.25%, 01/01/28 (c) $ 250 $ 256,993
King County Public Hospital
District No. 4, Snoqualmie
Valley Hospital, Series A (RB)
5.75%, 12/01/25 (c) 500 510,382
6.00%, 12/01/25 (c) 500 512,758
6.25%, 12/01/25 (c) 250 255,769
Washington Health Care
Facilities Authority,
CommonSpirit Health, Series
A-1 (RB)
4.00%, 08/01/29 (c) 100 92,870
Washington Health Care
Facilities Authority, Virginia
Mason Medical Center (RB)
5.00%, 08/15/27 (c) 3,000 3,027,811
5.00%, 08/15/27 (c) 205 210,775
Washington State Convention
Center Public Facilities
District, Series B (RB)
3.00%, 07/01/31 (c) 1,000 912,726
3.00%, 07/01/31 (c) 2,500 1,712,424
4.00%, 07/01/31 (c) 1,945 1,691,392
4.00%, 07/01/31 (c) 3,745 3,353,437
Washington State Housing
Finance Commission,
Bayview Manor Senior
Project, Series A (RB)
5.00%, 07/01/24 (c) 1,150 1,016,362
5.00%, 07/01/24 (c) 2,150 1,697,444
Washington State Housing
Finance Commission, Eliseo
Project, Series A (RB)
4.00%, 01/01/28 (c) 1,000 785,690
Washington State Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
5.00%, 01/01/25 (c) 2,495 1,909,827
5.00%, 01/01/25 (c) 2,125 1,861,092
Washington State Housing
Finance Commission, Series
A (RB)
3.50%, 12/20/35 3,196 2,954,461
Washington State Housing
Finance Commission,
Transforming Age Projects,
Series A (RB)
5.00%, 07/01/26 (c) 7,000 5,251,037
Washington State Housing
Finance Commission, Wesley
Homes at Lea Hill Project (RB)
5.00%, 07/01/26 (c) 1,250 971,497
5.00%, 07/01/26 (c) 500 401,625
Washington State, Convention
Center Public Facilities
District (RB)
4.00%, 07/01/31 2,700 2,605,559
Par
(000’s) Value
Washington (continued)
Washington State, Convention
Center Public Facilities
District, Series B (RB) (AGM)
4.00%, 07/01/31 (c) $ 1,000 $ 1,007,710
Washington State, Housing
Finance Commission,
Presbyterian Retirement
Communities Northwest
Projects, Series A (RB)
3.75%, 07/01/26 860 818,400
34,075,031
West Virginia : 0.2%
County of Ohio, Fort Henry
Centre Tax Increment
Financing District No. 1, The
Highlands Project (TA)
4.00%, 07/31/23 (c) 760 700,755
Harrison County Building
Commission, General
Services Administration
Building Project (RB)
3.12%, 10/01/27 (c) 700 492,884
3.25%, 10/01/27 (c) 820 566,275
3.50%, 10/01/27 (c) 1,000 856,803
West Virginia Economic
Development Authority, Arch
Resources Project (RB)
5.00%, 07/01/25 (c) (p) 1,900 1,903,255
West Virginia Economic
Development Authority, West
Virginia Lottery (RB)
4.00%, 06/15/27 (c) 1,600 1,635,368
6,155,340
Wisconsin : 2.4%
Public Finance Authority
Educational Facilities, Charter
Day School, Inc. Project,
Series A (RB)
5.00%, 12/01/27 (c) 1,000 795,184
Public Finance Authority,
Bancroft Neurohealth
Project, Series A (RB)
5.12%, 06/01/26 (c) 250 220,457
Public Finance Authority,
Carson Valley Medical Center,
Series A (RB) (SAW)
4.00%, 12/01/31 (c) 5,250 4,149,799
Public Finance Authority,
Cornerstone Charter
Academy, Series A (RB)
5.00%, 02/01/26 (c) 495 470,694
5.12%, 02/01/26 (c) 550 506,265
Public Finance Authority,
Corvian Community School
Project, Series A (RB)
4.25%, 06/15/24 (c) 400 378,835
5.00%, 06/15/26 (c) 500 452,570
5.00%, 06/15/26 (c) 500 416,414

Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority,
Crossroads Health Project,
Series A (RB)
8.00%, 07/01/35 (c) $ 1,000 $ 1,003,694
8.12%, 07/01/35 (c) 1,000 1,004,046
Public Finance Authority,
Educational Facilities, Charter
Day School, Inc. Project (RB)
5.00%, 12/01/27 (c) 1,390 1,288,272
Public Finance Authority,
Educational Facilities, Lake
Erie College Project, Series
A (RB)
5.88%, 10/01/29 (c) 1,000 800,057
Public Finance Authority, Grand
Hyatt San Antonio Hotel
Acquisition Project, Series A
(RB)
5.00%, 02/01/32 (c) 960 942,231
Public Finance Authority,
Healthcare Facility Expansion,
Church Home of Hartford,
Inc. Project, Series A (RB)
5.00%, 09/01/24 (c) 1,500 1,314,516
5.00%, 09/01/25 75 74,009
Public Finance Authority, Living
Community First Mortgage
(RB)
4.25%, 05/01/27 (c) 395 351,334
5.00%, 03/01/28 (c) 1,250 1,144,734
Public Finance Authority,
Lombard Conference and
Hotel Center, Second-Tier
(RB) (ACA)
3.75%, 03/15/28 (c) (d) * 890 513,062
Public Finance Authority,
Maryland Proton Treatment
Center, Series A-1 (RB)
6.25%, 01/01/28 (c) 500 307,500
Public Finance Authority, Marys
Woods at Marylhurst Project,
Series A (RB)
5.25%, 05/15/25 (c) 1,350 1,282,520
Public Finance Authority,
McLemore Hotel &
Conference Center, Series A
(RB)
4.50%, 06/01/28 (c) 3,000 2,254,343
Public Finance Authority,
Penick Village (RB)
4.00%, 09/01/26 (c) 425 382,005
5.00%, 09/01/26 (c) 500 423,183
5.00%, 09/01/26 (c) 500 381,346
Public Finance Authority, Prime
Healthcare Foundation, Inc.,
Series A (RB)
5.20%, 12/01/27 (c) 1,405 1,431,809
Par
(000’s) Value
Wisconsin (continued)
Public Finance Authority, Rider
University Project, Series A
(RB)
4.50%, 01/01/31 (c) $ 1,920 $ 1,470,506
Public Finance Authority,
Roseman University of Health
Sciences Project (RB)
5.88%, 04/01/25 (c) 1,000 1,010,862
Public Finance Authority, Sky
Harbour Capital LLC, Aviation
Facilities Project (RB)
4.00%, 07/01/31 (c) 500 378,323
4.00%, 09/01/31 (c) 1,500 1,141,134
4.25%, 07/01/31 (c) 1,765 1,207,000
Public Finance Authority, The
Foundation of the University
of North Carolina, Inc., Series
A (RB)
4.00%, 09/01/31 (c) 1,060 780,573
Public Finance Authority, Triad
Educational Services, Inc.,
Series A (RB)
5.50%, 06/15/25 (c) 300 305,555
Public Finance Authority, Trinity
Regional Hospital Sachse,
Series A-1 (RB)
7.38%, 01/01/30 (c) (d) * 4,265 3,096,458
Public Finance Authority,
Ultimate Medical Academy
Project, Series A (RB)
5.00%, 10/01/29 (c) 1,950 1,890,987
5.00%, 10/01/29 (c) 2,000 2,016,748
Public Finance Authority, UNC
Health Southeastern, Series
A (RB)
4.00%, 02/01/31 (c) 2,000 1,639,561
Public Finance Authority,
University of North Carolina
at Charlotte Inc., Series A (RB)
4.00%, 09/01/31 (c) 1,000 833,326
Public Finance Authority,
Wingate University, Series A
(RB)
5.25%, 10/01/28 (c) 2,255 2,185,143
Public Finance Authority,
Wisconsin Senior Airport
Facilities, Series B (RB)
5.00%, 07/31/23 (c) 9,000 8,999,987
Public Finance Authority,
Wonderful Foundation
Charter School Portfolio
Project, Series A-1 (RB)
5.00%, 07/01/30 (c) 5,545 4,345,076
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series A-1 (RB) (SAW)
4.00%, 07/21/23 (c) 105 80,024

VANECK HIGH YIELD MUNI ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Wisconsin (continued)
Wisconsin Health and
Educational Facilities
Authority, Covenant
Communities, Inc. Project,
Series B (RB)
4.38%, 07/21/23 (c) $ 850 $ 652,002
Wisconsin Health and
Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series
A (RB)
5.00%, 02/15/26 (c) 7,930 7,741,765
Wisconsin Health and
Educational Facilities
Authority, St. Camillus Health
System, Inc., Series A (RB)
5.00%, 11/01/26 (c) 500 386,604
5.00%, 11/01/26 (c) 1,950 1,676,520
Wisconsin Health and
Educational Facilities
Authority, Thedacare, Inc.,
(RB)
4.00%, 12/15/29 (c) 260 242,436
Wisconsin Health and
Educational Facilities
Authority, Wheaton
Franciscan Healthcare
System, Series A (RB)
5.12%, 07/21/23 (c) 3,950 3,772,937
Wisconsin State Health
& Educational Facilities
Authority, Marshfield Clinic
Health System, Inc., Series A
(RB) (AGM)
5.00%, 02/15/30 (c) 1,500 1,641,500
69,783,906
Wyoming : 0.1%
County of Campbell, Wyoming
Solid Waste Facilities, Series A
(RB) (SBG)
3.62%, 05/15/29 (c) 3,000 2,713,162
Underline
Total Municipal Bonds: 98.1%
(Cost: $3,112,639,011) 2,862,747,459
Other assets less liabilities: 1.9% 56,514,955
NET ASSETS: 100.0% $ 2,919,262,414

FootnoteRuleAboveBlank
Footnotes:
Definitions:
ACA Credit Agricole SA
AGC Assured Guaranty Corp.
AGM Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
BAM Build America Assurance Co.
CP Certificate of Participation
GO General Obligation
NATL National Public Finance Guarantee Corp.
RB Revenue Bond
SA Special Assessment
SAW State Aid Withholding
SBG School Board Guaranteed
SD CRED
PROG Special District Credit Enhancement Program
TA Tax Allocation
XLCA Syncora Guarantee, Inc.
(c) Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p) Putable Security — the redemption date shown is when the security may be redeemed by the investor
^ Zero Coupon Bond
* Non-income producing
(d) Security in default
Summary of Investments by Sector
% of
Investments Value
Industrial Development Revenue 14.8% $ 422,686,412
Hospitals 11.9 341,477,730
Tax 11.9 341,384,180
Local GO 9.9 284,311,466
Education 9.3 266,085,621
Health 6.5 186,876,890
Tobacco 5.7 162,298,578
Toll & Turnpike 5.1 144,489,430
Leasing COPS & Appropriations 4.0 114,061,843
Power 3.4 96,668,420
Multi-Family Housing 3.1 88,271,667
Utilities - Other 2.8 80,994,510
Airport 2.8 79,242,752
State GO 2.5 72,380,706
Water & Sewer 1.9 53,965,412
Misc 1.8 52,641,375
Transportation 1.5 43,504,073
Pollution Control 0.5 13,150,516
Refunded 0.3 9,869,304
Unassigned 0.3 8,386,574
100.0% $ 2,862,747,459